UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Equity Funds (50.1%):
3,120,427	AZL International Index Fund, Class 2	$53,078,457
1,270,107	AZL Mid Cap Index Fund, Class 2	31,981,305
6,249,385	AZL S&P 500 Index Fund, Class 2	111,051,572
1,000,696	AZL Small Cap Stock Index Fund, Class 2	17,001,826

		213,113,160

Fixed Income Funds (49.9%):
19,859,973	AZL Enhanced Bond Index Fund	212,303,116

Total Affiliated Investment Companies (Cost $320,797,147)		425,416,276

Total Investment Securities (Cost $320,797,147) - 100.0%		425,416,276
Net other assets (liabilities) - 0.0%		(107,538)

Net Assets - 100.0%		$425,308,738

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
Equity Funds (59.9%):
5,124,453	AZL DFA Emerging Markets Core Equity Fund	$51,705,733
6,957,396	AZL DFA International Core Equity Fund	77,435,823
30,399,800	AZL DFA U.S. Core Equity Fund	424,381,208
8,387,422	AZL DFA U.S. Small Cap Fund	112,643,077

		666,165,841

Fixed Income Funds (40.2%):
44,677,756	AZL DFA Five-Year Global Fixed Income Fund	446,777,561

Total Affiliated Investment Companies (Cost $955,104,915)		1,112,943,402

Total Investment Securities (Cost $955,104,915) - 100.1%		1,112,943,402
Net other assets (liabilities) - (0.1)%		(1,086,913)

Net Assets - 100.0%		$1,111,856,489

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (47.5%):
2,381,678	AZL International Index Fund, Class 2	$40,512,348
975,906	AZL Mid Cap Index Fund, Class 2	24,573,303
4,318,183	AZL S&P 500 Index Fund, Class 2	76,734,111
769,773	AZL Small Cap Stock Index Fund, Class 2	13,078,441

		154,898,203

Fixed Income Funds (47.5%):
14,515,072	AZL Enhanced Bond Index Fund	155,166,122

Total Affiliated Investment Companies (Cost $268,795,070)		310,064,325

Total Investment Securities (Cost $268,795,070) - 95.0%		310,064,325
Net other assets (liabilities) - 5.0%		16,371,135

Net Assets - 100.0%		$326,435,460

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $16,321,282 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	56	$8,173,200	$70,189
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	68	8,077,125	(80,000)

				$(9,811)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (32.0%):
Aerospace & Defense (0.6%):
526	Boeing Co. (The)(a)	$195,619
426	Dassault Aviation SA(a)	787,202
682	Lockheed Martin Corp.(a)	235,945
349	Northrop Grumman Corp.(a)	110,762
2,023	Raytheon Co.(a)	418,074
14,617	Safran SA(a)	2,045,448
1,693	United Technologies Corp.(a)	236,698

		4,029,748

Airlines (0.5%):
63,312	Azul SA, ADR*^(a)	1,126,320
659	Delta Air Lines, Inc.(a)	38,110
52,700	Japan Airlines Co., Ltd.(a)	1,894,727
8,003	Turk Hava Yollari Anonim Ortakligi*(a)	25,384
20,511	United Continental Holdings, Inc.*(a)	1,826,710

		4,911,251

Auto Components (0.6%):
11,200	Bridgestone Corp.(a)	423,331
48,683	Cheng Shin Rubber Industry Co., Ltd.(a)	76,517
301	Compagnie Generale des Establissements Michelin SCA, Class B(a)	35,932
37,600	Denso Corp.(a)	1,985,475
2,300	Exedy Corp.(a)	76,251
17,700	Koito Manufacturing Co., Ltd.(a)	1,161,079
141	Lear Corp.(a)	20,445
23	Magna International(a)	1,208
2,300	Stanley Electric Co., Ltd.(a)	78,653
20,400	Toyota Industries Corp.(a)	1,207,010

		5,065,901

Automobiles (0.7%):
4,000	Baic Motor Corp., Ltd.(a)	3,205
6,000	Dongfeng Motor Corp., Class H(a)	6,180
85,000	Fuji Heavy Industries, Ltd.(a)	2,604,344
707	General Motors Co.(a)	23,805
10,800	Guangzhou Automobile Group Co., Ltd.(a)	11,829
3,402	Hero MotoCorp, Ltd.(a)	137,474
4,100	Maruti Suzuki India, Ltd.(a)	415,510
35,300	Suzuki Motor Corp.(a)	2,022,739

		5,225,086

Banks (1.9%):
27,240	ABN AMRO Group NV(a)	741,450
100	Agricultural Bank of China, Ltd.(a)	57
17,000	Agricultural Bank of China, Ltd.(a)	8,288
10,285	Banco Bilbao Vizcaya Argentaria SA(a)	65,020
3,379	Banco do Brasil SA(a)	24,593
681	Banco Santander Brasil SA(a)	6,012
118,927	Bank of America Corp.(a)	3,503,589
7,000	Bank of China, Ltd.(a)	3,096
14,269	Barclays plc(a)	31,897
300	BNP Paribas SA(a)	18,332
11,000	China Citic Bank Co., Ltd.(a)	6,993
9,000	China Construction Bank(a)	7,807
24,829	Citigroup, Inc.(a)	1,781,232
223	Credit Agricole SA(a)	3,203
3,293	Criteria Caixacorp SA(a)	14,954
1,026	Danske Bank A/S(a)	26,922
21,201	Fifth Third Bancorp(a)	591,932
758	Hana Financial Holdings Group, Inc.(a)	30,446
165,584	HSBC Holdings plc(a)	1,445,225

Shares		Fair Value
Common Stocks, continued
Banks, continued
56,000	Industrial & Commercial Bank of China(a)	$40,662
1,110	Industrial Bank of Korea (IBK)(a)	15,232
265	Itausa - Investimentos Itau SA(a)	660
2,026	JPMorgan Chase & Co.(a)	228,614
322	KB Financial Group, Inc.(a)	15,696
36,241	Kotak Mahindra Bank, Ltd.(a)	570,962
1,600	Mitsubishi UFJ Financial Group, Inc.(a)	9,961
56,100	PT Bank Central Asia Tbk(a)	90,863
1,195	Shinhan Financial Group Co., Ltd.(a)	48,263
1,519	Societe Generale(a)	65,132
91,540	State Bank of India*(a)	335,058
200	Sumitomo Mitsui Financial Group, Inc.(a)	8,074
21,541	SunTrust Banks, Inc.(a)	1,438,723
60	Taiwan Cooperative Financial Holding Co., Ltd.(a)	36
11,231	Turkiye Is Bankasi AS, Class C(a)	8,247
750	Unicredit SpA(a)	11,243
73,488	Wells Fargo & Co.(a)	3,862,530
1,096	Woori Bank(a)	16,691
42,636	Yes Bank, Ltd.(a)	108,018

		15,185,713

Beverages (0.2%):
15,067	Anheuser-Busch InBev NV(a)	1,318,480
488	Carlsberg A/S, Class B(a)	58,524
2,000	China Resources Enterprises, Ltd.(a)	8,041
138	Constellation Brands, Inc., Class C(a)	29,756
1,529	PepsiCo, Inc.(a)	170,942

		1,585,743

Biotechnology (0.5%):
1,265	AbbVie, Inc.(a)	119,644
701	Amgen, Inc.(a)	145,310
3,156	Biogen Idec, Inc.*(a)	1,115,046
28,702	Gilead Sciences, Inc.(a)	2,216,082
5,691	Tesaro, Inc.*^(a)	222,006

		3,818,088

Building Products (0.1%):
1,434	Compagnie de Saint-Gobain SA(a)	61,831
5,200	Daikin Industries, Ltd.(a)	692,495
1,565	Fortune Brands Home & Security, Inc.^(a)	81,943
8,654	Masco Corp.(a)	316,737
2,500	Nichias Corp.(a)	65,044

		1,218,050

Capital Markets (0.7%):
355	Ameriprise Financial, Inc.(a)	52,419
631	Bank of New York Mellon Corp. (The)(a)	32,175
49,389	Charles Schwab Corp. (The)(a)	2,427,469
512	Goldman Sachs Group, Inc. (The)(a)	114,811
100	Hong Kong Exchanges & Clearing, Ltd.(a)	2,842
52,264	Morgan Stanley(a)	2,433,934
229	State Street Corp.(a)	19,186
36,052	UBS Group AG(a)	568,809

		5,651,645

Chemicals (1.7%):
13,931	Air Products & Chemicals, Inc.(a)	2,327,174
49,400	Asahi Kasei Corp.(a)	749,440
14,500	Daicel Chemical Industries, Ltd.(a)	168,526

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
51,399	DowDuPont, Inc.(a)	$3,305,470
1,650	Evonik Industries AG(a)	59,093
33,000	Formosa Chemicals & Fibre Corp.(a)	137,581
37,000	Formosa Plastics Corp.(a)	141,726
5,200	Hitachi Chemical Co., Ltd.(a)	105,871
893	Huntsman Corp.(a)	24,316
4,900	Kuraray Co., Ltd.(a)	73,689
582	LG Chem, Ltd.(a)	191,830
5	Lotte Chemical Corp.(a)	1,253
47,000	Nan Ya Plastics Corp.(a)	130,575
28,300	Nitto Denko Corp.(a)	2,122,067
669	Nutrien, Ltd.(a)	38,633
73,900	PTT Global Chemical Public Co., Ltd.(a)	185,803
18,300	Shin-Etsu Chemical Co., Ltd.(a)	1,621,313
10,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H(a)	6,104
5,000	Sumitomo Chemical Co., Ltd.(a)	29,268
5,000	Toagosei Co., Ltd.(a)	57,699
53,300	Toray Industries, Inc.(a)	400,525
26,800	Ube Industries, Ltd.(a)	729,134

		12,607,090

Commercial Services & Supplies (0.0%):
6,229	Country Garden Services Holdings Co., Ltd.*(a)	10,593
324	Waste Management, Inc.(a)	29,277

		39,870

Communications Equipment (0.0%):
2,634	Cisco Systems, Inc.(a)	128,144
5,255	Nokia OYJ(a)	29,141
2,569	Telefonaktiebolaget LM Ericsson, Class B(a)	22,756

		180,041

Construction & Engineering (0.1%):
3,900	ComSys Holdings Corp.(a)	115,519
2,823	Eiffage SA(a)	314,943
500	Kajima Corp.(a)	7,266
11,800	Kinden Corp.(a)	188,941
1,900	Kyudenko Corp.(a)	75,451
4,700	Maeda Road Construction Co., Ltd.(a)	95,608
4,700	Nippo Corp.(a)	86,282
4,300	Okumura Corp.(a)	134,938
400	TAISEI Corp.(a)	18,242
21,100	Toda Corp.(a)	152,299

		1,189,489

Construction Materials (0.0%):
500	Anhui Conch Cement Co., Ltd., Class H(a)	2,988
14,576	Cemex SAB de C.V.*(a)	10,260
8,000	China National Buildings Material Co., Ltd.(a)	7,095
22,000	China Resources Cement Holdings, Ltd.(a)	25,635
11,000	Siam Cement PCL(a)	151,776

		197,754

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.(a)	28,540
562	Capital One Financial Corp.(a)	53,351
833	Discover Financial Services(a)	63,682

		145,573

Containers & Packaging (0.0%):
499	Packaging Corp. of America(a)	54,735

Shares		Fair Value
Common Stocks, continued
Distributors (0.0%):
3,200	Canon Marketing Japan, Inc.(a)	$67,919
39,668	Meituan Dianping*(a)	348,392

		416,311

Diversified Consumer Services (0.0%):
607	New Oriental Education & Technology Group, Inc., ADR*(a)	44,924

Diversified Financial Services (0.0%):
512	AMP, Ltd.(a)	1,180
935	Berkshire Hathaway, Inc., Class B*(a)	200,193
124,000	Fubon Financial Holdings Co., Ltd.(a)	210,302

		411,675

Diversified Telecommunication Services (0.6%):
6,607	AT&T, Inc.(a)	221,863
48,548	Cellnex Telecom SAU(a)	1,271,854
20,000	China Communications Services Corp., Ltd.(a)	18,458
249,000	Chunghwa Telecom Co., Ltd.(a)	897,671
11,615	El Towers SpA(a)	765,799
76,000	HKT Trust & HKT, Ltd.(a)	104,489
2,700	Nippon Telegraph & Telephone Corp.(a)	121,988
62,300	Singapore Telecommunications, Ltd.(a)	147,538
576,422	Telecom Italia SpA*(a)	349,281
29,391	Telecom Italia SpA(a)	15,780
1,568	Telefonica SA(a)	12,356
11,561	Verizon Communications, Inc.(a)	617,242

		4,544,319

Electric Utilities (0.5%):
1,289	Centrais Eletricas Brasileiras SA*(a)	5,896
6,710	CEZ(a)	171,361
19,500	CK Infrastructure Holdings, Ltd.(a)	154,475
17,000	CLP Holdings, Ltd.(a)	198,967
161,458	Enel SpA(a)	824,941
910	Exelon Corp.(a)	39,731
12,500	Hongkong Electric Holdings, Ltd.(a)	86,828
15,797	NextEra Energy, Inc.(a)	2,647,576
707	PGE SA*(a)	1,826
374	Xcel Energy, Inc.(a)	17,657

		4,149,258

Electrical Equipment (0.3%):
760	Eaton Corp. plc(a)	65,915
3,200	GS Yuasa Corp.^(a)	78,785
2,800	Mabuchi Motor Co., Ltd.(a)	113,040
157,300	Mitsubishi Electric Corp.(a)	2,155,159
309	Rockwell Automation, Inc.(a)	57,944

		2,470,843

Electronic Equipment, Instruments & Components (0.2%):
297	Corning, Inc.(a)	10,484
2,000	Hitachi, Ltd.(a)	67,975
63,400	Hon Hai Precision Industry Co., Ltd.(a)	163,305
5,000	Japan Aviation Electronics Industry, Ltd.(a)	84,262
300	Keyence Corp.(a)	174,073
11,000	Murata Manufacturing Co., Ltd.(a)	1,687,134
1,000	Yageo Corp.(a)	14,999

		2,202,232

Energy Equipment & Services (0.1%):
929	Halliburton Co.(a)	37,652
492	Helmerich & Payne, Inc.^(a)	33,835

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
8,746	Schlumberger, Ltd.(a)	$532,806

		604,293

Entertainment (0.1%):
114	Electronic Arts, Inc.*(a)	13,736
230	Ncsoft Corp.(a)	91,761
300	Nexon Co., Ltd.*(a)	3,923
2,900	Toho Co., Ltd.(a)	91,021
394	Walt Disney Co. (The)(a)	46,074
221,337	Zynga, Inc.*(a)	887,562

		1,134,077

Equity Real Estate Investment Trusts (0.1%):
585	American Tower Corp.(a)	85,001
3,541	Equity Residential Property Trust(a)	234,626
17,500	Link REIT (The)(a)	172,191
5,388	Stockland Trust Group(a)	16,122
5,815	Unibail-Rodamco-Westfield(a)	1,167,836
449	Vornado Realty Trust(a)	32,777
1,307	Weyerhaeuser Co.(a)	42,177

		1,750,730

Food & Staples Retailing (0.0%):
100	Aeon Co., Ltd.(a)	2,410
143	BIM Birlesik Magazalar AS(a)	1,930
197	Costco Wholesale Corp.(a)	46,271
29	E-Mart Co., Ltd.(a)	5,425
5,329	Jeronimo Martins SGPS SA(a)	78,471
1,128	Kroger Co. (The)(a)	32,836
1,700	Seven & I Holdings Co., Ltd.(a)	75,732
476	Sysco Corp.(a)	34,867
2,958	Wal-Mart Stores, Inc.(a)	277,786
1,053	Woolworths, Ltd.^(a)	21,312

		577,040

Food Products (1.0%):
75,200	Ajinomoto Co., Inc.(a)	1,290,790
933	Archer-Daniels-Midland Co.(a)	46,902
817	Conagra Brands, Inc.^(a)	27,753
34,928	Danone SA(a)	2,703,658
750	JBS SA(a)	1,737
2,762	Mondelez International, Inc., Class A(a)	118,656
34,983	Nestle SA, Registered Shares(a)	2,915,485
165	Tiger Brands, Ltd.(a)	3,085
4,000	Tingyi (Caymen Is) Holding Corp.(a)	7,351
77,000	Uni-President Enterprises Corp.(a)	201,050
164,000	Want Want China Holdings, Ltd.(a)	138,172
45,000	WH Group, Ltd.(a)	31,694

		7,486,333

Gas Utilities (0.2%):
2,500	Beijing Enterprises Holdings, Ltd.(a)	14,024
50,900	Tokyo Gas Co., Ltd.(a)	1,251,388

		1,265,412

Health Care Equipment & Supplies (0.7%):
5,499	Baxter International, Inc.(a)	423,918
286	Edwards Lifesciences Corp.*(a)	49,793
21,100	HOYA Corp.(a)	1,252,841
60	Intuitive Surgical, Inc.*(a)	34,440
82,219	Koninklijke Philips Electronics NV(a)	3,744,124
1,785	Medtronic plc(a)	175,590
776	Stryker Corp.(a)	137,880

		5,818,586

Health Care Providers & Services (2.5%):
15,078	Acadia Healthcare Co., Inc.*^(a)	530,746
753	Aetna, Inc.(a)	152,746
3,800	Alfresa Holdings Corp.(a)	101,708

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
12,669	Anthem, Inc.(a)	$3,471,938
346	Cigna Corp.(a)	72,055
59,591	CVS Health Corp.(a)	4,691,003
691	Express Scripts Holding Co.*(a)	65,652
43,406	Fresenius SE & Co. KGaA(a)	3,186,651
57,784	Hapvida Participacoes e Investimentos SA*(a)	343,433
16,258	HCA Healthcare, Inc.(a)	2,261,813
119	Humana, Inc.(a)	40,284
284	McKesson Corp.(a)	37,673
4,500	Medipal Holdings Corp.(a)	93,939
40,667	NMC Health plc(a)	1,797,794
68,974	Notre Dame Intermedica Participacoes SA*(a)	449,054
582,322	PT Siloam International Hospital Tbk*(a)	114,079
1,900	Suzuken Co., Ltd.(a)	90,147
31,729	Tenet Healthcare Corp.*(a)	903,007
1,772	UnitedHealth Group, Inc.(a)	471,423

		18,875,145

Health Care Technology (0.1%):
96,300	Ping An Healthcare and Technology Co., Ltd.*(a)	643,875

Hotels, Restaurants & Leisure (0.7%):
2,000	Galaxy Entertainment Group, Ltd.(a)	12,523
34,900	Genting Singapore, Ltd.(a)	27,021
1,067	Las Vegas Sands Corp.(a)	63,305
177	McDonald’s Corp.(a)	29,610
39,789	MGM Resorts International(a)	1,110,511
233	Royal Caribbean Cruises, Ltd.(a)	30,276
400	Sands China, Ltd.(a)	1,791
16,516	Sodexo SA^(a)	1,749,130
41,838	Starbucks Corp.(a)	2,378,072
662	Wyndham Worldwide Corp.(a)	28,704
297	Yum China Holdings, Inc.(a)	10,428
348	Yum! Brands, Inc.(a)	31,637

		5,473,008

Household Durables (0.0%):
2,800	Alpine Electronics, Inc.(a)	52,622
1,376	Berkeley Group Holdings plc (The)(a)	65,930
1,573	Coway Co., Ltd.(a)	122,787
3,200	Panasonic Corp.(a)	37,290
500	Sony Corp.(a)	30,669

		309,298

Household Products (0.4%):
4,964	Colgate-Palmolive Co.(a)	332,340
274	Hindustan Unilever, Ltd.(a)	6,080
30,415	Procter & Gamble Co. (The)(a)	2,531,440
500	Unicharm Corp.(a)	16,518

		2,886,378

Independent Power and Renewable Electricity Producers (0.1%):
1,482	AES Corp. (The)(a)	20,748
13,246	NextEra Energy Partners LP^(a)	642,431
358	NRG Energy, Inc.(a)	13,389
8,106	Vistra Energy Corp.*(a)	201,677

		878,245

Industrial Conglomerates (0.0%):
13,000	Citic, Ltd.(a)	19,360
14,000	Fosun International, Ltd.(a)	24,668
1,746	General Electric Co.(a)	19,712
229	Honeywell International, Inc.(a)	38,106
3,000	Jardine Matheson Holdings, Ltd.(a)	188,233

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
1,300	Toshiba Corp.*(a)	$37,581

		327,660

Insurance (0.4%):
31,074	AXA SA(a)	834,169
101,000	Cathay Financial Holding Co., Ltd.(a)	173,604
6,959	Chubb, Ltd.(a)	930,001
2,142	Hartford Financial Services Group, Inc. (The)(a)	107,014
168	Manulife Financial Corp.(a)	3,004
18,324	Marsh & McLennan Cos., Inc.(a)	1,515,761
661	MetLife, Inc.(a)	30,882
82	Muenchener Rueckversicherungs-Gesellschaft AG(a)	18,159
11,553	Old Mutual, Ltd.(a)	24,750
500	Ping An Insurance Group Co. of China, Ltd.(a)	5,081
315	Prudential Financial, Inc.(a)	31,916
364	Reinsurance Group of America, Inc.(a)	52,620
293	Swiss Re AG(a)	27,032
1,208	Travelers Cos., Inc. (The)(a)	156,690

		3,910,683

Interactive Media & Services (1.9%):
45	Alphabet, Inc., Class A*(a)	54,319
5,533	Alphabet, Inc., Class C*(a)	6,603,470
41	Baidu, Inc., ADR*(a)	9,376
29,064	Facebook, Inc., Class A*(a)	4,779,865
823	SINA Corp.*(a)	57,182
65,900	Tencent Holdings, Ltd.(a)	2,723,290

		14,227,502

Internet & Direct Marketing Retail (1.0%):
12,201	Alibaba Group Holding, Ltd., ADR*^(a)	2,010,237
2,644	Amazon.com, Inc.*(a)(b)	5,295,932
18	Booking Holdings, Inc.*(a)	35,712
1,590	eBay, Inc.*(a)	52,502
113	Expedia, Inc.(a)	14,744

		7,409,127

Internet Software & Services (0.0%):
5,547	Lookout, Inc.*(a)(c)(d)	888

IT Services (0.5%):
487	Accenture plc, Class C(a)	82,887
89	Alliance Data Systems Corp.(a)	21,018
322	Amdocs, Ltd.(a)	21,246
215	Automatic Data Processing, Inc.(a)	32,392
879	Cognizant Technology Solutions Corp., Class A(a)	67,815
38	DXC Technology Co.(a)	3,554
9,174	FleetCor Technologies, Inc.*(a)	2,090,204
100	Fujitsu, Ltd.(a)	7,124
1,674	Global Payments, Inc.^(a)	213,268
810	HCL Technologies, Ltd.(a)	12,158
1,339	Infosys, Ltd.(a)	13,460
2,573	International Business Machines Corp.(a)	389,063
2,276	MasterCard, Inc., Class A(a)	506,660
396	Paychex, Inc.(a)	29,165
24	Samsung SDS Co., Ltd.(a)	4,997
391	Tata Consultancy Services, Ltd.(a)	11,760
492	VeriSign, Inc.*(a)	78,779
1,598	Visa, Inc., Class A(a)	239,844
312	Wipro, Ltd.(a)	1,393

		3,826,787

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.0%):
228	Agilent Technologies, Inc.(a)	$16,083
93	Illumina, Inc.*(a)	34,137
565	Thermo Fisher Scientific, Inc.(a)	137,905
380	Waters Corp.*(a)	73,978

		262,103

Machinery (0.1%):
381	Caterpillar, Inc.(a)	58,099
19,075	Doosan Bobcat, Inc.(a)	694,064
6,900	Hino Motors, Ltd.(a)	75,582
342	Ingersoll-Rand plc(a)	34,987
800	Mitsubishi Heavy Industries, Ltd.(a)	30,900
1,354	Sandvik AB(a)	24,040
127	Volvo AB, Class B(a)	2,244

		919,916

Media (1.6%):
11,814	Charter Communications, Inc., Class A*(a)	3,849,946
133,212	Comcast Corp., Class A(a)(b)	4,717,037
8,556	Eutelsat Communications SA(a)	202,026
15,329	I-Cable Communications, Ltd.*(a)	344
2,470	Liberty Broadband Corp., Class A*^(a)	208,295
10,617	Liberty Broadband Corp., Class C*^(a)	895,013
25,324	Liberty Global plc, Class A*^(a)	732,623
928	Liberty Global plc, Class C*(a)	26,132
8,858	Liberty SiriusXM Group, Class A*(a)	384,792
14,843	Liberty SiriusXM Group, Class C*(a)	644,928
9	Naspers, Ltd.(a)	1,938
8,800	Nippon Television Holdings, Inc.(a)	152,466
862	Omnicom Group, Inc.^(a)	58,633
527	Publicis Groupe SA(a)	31,428
79,479	RAI Way SpA(a)	403,669
6,400	TV Asahi Holdings Corp.(a)	122,922
50,922	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	304,928

		12,737,120

Metals & Mining (0.0%):
1,056	Anglo American plc(a)	23,650
1,900	DOWA Mining Co.(a)	60,197
445	Eregli Demir ve Celik Fabrikalari T.A.S.(a)	814
400	JFE Holdings, Inc.(a)	9,134
1,941	JSW Steel, Ltd.(a)	10,220
7,769	Newmont Mining Corp.(a)	234,624
688	POSCO(a)	182,734
302	Rio Tinto, Ltd.(a)	17,102
157	Teck Cominco, Ltd., Class B(a)	3,784
13,400	Tokyo Steel Manufacturing Co., Ltd.(a)	98,081
2,700	Yamato Kogyo Co., Ltd.(a)	85,063

		725,403

Multiline Retail (0.0%):
2,592	Dollar General Corp.(a)	283,306
577	Kohl’s Corp.^(a)	43,015
413	Target Corp.(a)	36,431

		362,752

Multi-Utilities (0.1%):
1,973	AGL Energy, Ltd.(a)	27,862
2,213	Engie Group(a)	32,502
6,466	National Grid plc(a)	66,663
7,167	Sempra Energy^(a)	815,246

		942,273

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.1%):
57,553	Anadarko Petroleum Corp.(a)	$3,879,648
1,766	BP plc(a)	13,547
451	Canadian Natural Resources, Ltd.(a)	14,737
1,013	Chevron Corp.(a)	123,870
30,000	China Petroleum & Chemical Corp., Class H(a)	30,085
7,500	China Shenhua Energy Co., Ltd.(a)	16,984
29,000	CNOOC, Ltd.(a)	57,297
39,340	Coal India, Ltd.(a)	144,405
431	ConocoPhillips Co.(a)	33,359
26,360	Enbridge, Inc.(a)	850,704
147,857	EnCana Corp.^(a)	1,938,405
2,027	ENI SpA(a)	38,225
12,136	Exxon Mobil Corp.(a)	1,031,803
941	Fieldwood Energy LLC*(a)(c)(d)	47,991
3,485	Fieldwood Energy LLC*(a)(d)	177,735
26,000	Formosa Petrochemical Corp.(a)	125,483
12,084	Hindustan Petroleum Corp., Ltd.(a)	41,930
1,601	Husky Energy, Inc.(a)	28,115
681	Imperial Oil, Ltd.(a)	22,041
1,346	Indian Oil Corp., Ltd.(a)	2,848
300	INPEX Corp.(a)	3,735
911	Kinder Morgan, Inc.(a)	16,152
7,179	Marathon Petroleum Corp.(a)	574,105
683	Occidental Petroleum Corp.(a)	56,122
41,802	Oil & Natural Gas Corp., Ltd.(a)	102,217
3,627	Petroleo Brasileiro SA*(a)	18,952
1,102	Phillips 66(a)	124,217
75	Polski Koncern Naftowy Orlen SA(a)	2,053
3,870	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	6,779
131,548	Reliance Industries, Ltd.(a)	2,283,548
114	Repsol SA^(a)	2,272
23,496	Royal Dutch Shell plc, Class A, ADR(a)	1,601,017
1,248	Royal Dutch Shell plc, Class A^(a)	42,835
112,378	Royal Dutch Shell plc, Class A(a)	3,842,504
1,617	Royal Dutch Shell plc, Class B(a)	56,579
22	SK Energy Co., Ltd.(a)	4,265
66,835	Snam SpA(a)	277,866
971	S-Oil Corp.(a)	119,899
716	Statoil ASA(a)	20,191
25,198	Suncor Energy, Inc.(a)	975,142
43,100	Thai Oil Public Co., Ltd.(a)	118,042
554	Total SA, ADR(a)	35,672
25,426	TransCanada Corp.(a)	1,028,852
1,312	Valero Energy Corp.(a)	149,240
138,163	Williams Cos., Inc. (The)(a)	3,756,652

		23,838,120

Paper & Forest Products (0.0%):
1,426	Suzano Papel e Celulose SA(a)	16,947

Personal Products (0.1%):
16,912	Edgewell Personal Care Co.*^(a)	781,842
300	Shiseido Co., Ltd.(a)	23,235

		805,077

Pharmaceuticals (1.6%):
248	Allergan plc(a)	47,239
75,400	Astellas Pharma, Inc.(a)	1,315,680
29,953	Bayer AG, Registered Shares(a)	2,660,483
897	Bristol-Myers Squibb Co.(a)	55,686
500	Eisai Co., Ltd.(a)	48,692
268	Eli Lilly & Co.(a)	28,759
3,269	GlaxoSmithKline plc(a)	65,484

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,455	Gw Pharmaceuticals, ADR*(a)	$251,337
37,571	Johnson & Johnson Co.(a)	5,191,185
500	Kyowa Hakko Kogyo Co., Ltd.(a)	9,382
2,965	Merck & Co., Inc.(a)	210,337
200	Mitsubishi Tanabe Pharma Corp.(a)	3,346
462	Novartis AG, Registered Shares(a)	39,821
5,041	Novo Nordisk A/S, Class B(a)	237,337
300	Ono Pharmaceutical Co., Ltd.(a)	8,488
300	Otsuka Holdings Co., Ltd.(a)	15,127
78,655	Pfizer, Inc.(a)	3,466,326
192	Roche Holding AG(a)	46,479
3,008	Sanofi-Aventis SA(a)	268,278
100	Shionogi & Co., Ltd.(a)	6,532
6,600	Takeda Pharmacuetical Co., Ltd.^(a)	282,649
614	Zoetis, Inc.(a)	56,218

		14,314,865

Professional Services (0.0%):
7	SGS SA, Registered Shares(a)	18,422

Real Estate Management & Development (0.6%):
8,000	Agile Property Holdings, Ltd.(a)	11,156
707,300	CapitaLand, Ltd.(a)	1,741,534
1,000	CK Asset Holdings, Ltd.(a)	7,463
6,000	Country Garden Holdings Co., Ltd.(a)	7,467
400	Daiwa House Industry Co., Ltd.(a)	11,862
72,000	Hang Lung Properties, Ltd.(a)	140,769
2,500	Hongkong Land Holdings, Ltd.(a)	16,539
52,000	Sino Land Co., Ltd.(a)	89,102
127,666	Sun Hung Kai Properties, Ltd.(a)	1,859,757
11,000	Swire Pacific, Ltd., Class A(a)	120,530
19,282	The St. Joe Co.*^(a)	323,938
1,581	Vonovia SE(a)	77,233
22,000	Wharf Holdings, Ltd. (The)(a)	59,574
18,000	Wharf Real Estate Investment Co., Ltd.(a)	116,152

		4,583,076

Road & Rail (0.3%):
68,700	ComfortDelGro Corp., Ltd.(a)	121,995
1,004	CSX Corp.(a)	74,346
21,500	East Japan Railway Co.(a)	1,997,922
500	MTR Corp., Ltd.(a)	2,623
251	Norfolk Southern Corp.(a)	45,306
5,000	Seino Holdings Co., Ltd.(a)	75,595
192	Union Pacific Corp.(a)	31,263

		2,349,050

Semiconductors & Semiconductor Equipment (0.5%):
2,458	Intel Corp.(a)	116,239
314	KLA-Tencor Corp.(a)	31,937
7	Lam Research Corp.(a)	1,062
1,000	MediaTek, Inc.(a)	8,078
1,643	Micron Technology, Inc.*(a)	74,313
4,000	Nanya Technology Corp.(a)	7,604
37,890	QUALCOMM, Inc.^(a)	2,729,216
11,000	ROHM Co., Ltd.(a)	797,640
72	SK Hynix, Inc.(a)	4,745
25,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	213,475
358	Texas Instruments, Inc.(a)	38,410

		4,022,719

Software (1.9%):
634	Adobe Systems, Inc.*(a)	171,148
9	Autodesk, Inc.*(a)	1,405
67,977	Cloudera, Inc.*^(a)	1,199,794
366	Dell Technologies, Inc., Class V*(a)	35,546

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
17,481	Domo, Inc., Class B*^(a)	$374,967
9,631	Domo, Inc., Class B*(a)(c)(d)	201,478
63,800	Dropbox, Inc., Class A*^(a)	1,711,754
619	Intuit, Inc.(a)	140,761
58,899	Microsoft Corp.(a)	6,736,278
300	Oracle Corp.(a)	24,190
9,462	Oracle Corp.(a)	487,861
257	Red Hat, Inc.*(a)	35,024
377	SAP AG(a)	46,392
68,532	Uber Technologies, Inc.*(a)(c)(d)	3,042,135
404	VMware, Inc., Class A*(a)	63,048

		14,271,781

Specialty Retail (0.2%):
818	Home Depot, Inc. (The)(a)	169,449
2,202	Lowe’s Cos., Inc.(a)	252,834
3,248	O’Reilly Automotive, Inc.*(a)	1,128,095
470	Ross Stores, Inc.(a)	46,577
700	Shimamura Co., Ltd.(a)	66,377

		1,663,332

Technology Hardware, Storage & Peripherals (1.5%):
32,460	Apple, Inc.(a)	7,327,520
100	BOE Technology Group Co., Ltd., Class A(a)	46
2,526	Hewlett Packard Enterprise Co.(a)	41,199
2,284	HP, Inc.(a)	58,859
40,078	Pure Storage, Inc., Class A*^(a)	1,040,024
12,897	Samsung Electronics Co., Ltd.(a)	540,229
33,765	Western Digital Corp.(a)	1,976,603

		10,984,480

Textiles, Apparel & Luxury Goods (0.2%):
53	Adidas AG(a)	12,976
329	Compagnie Financiere Richemont SA(a)	26,796
127	Kering(a)	67,901
20,455	Luxottica Group SpA(a)	1,388,031
239	PVH Corp.(a)	34,512
109	Swatch Group AG (The), Registered Shares(a)	8,490
408	VF Corp.(a)	38,127

		1,576,833

Thrifts & Mortgage Finance (0.1%):
42,523	Housing Development Finance Corp., Ltd.(a)	1,029,022

Tobacco (0.5%):
38,138	Altria Group, Inc.(a)	2,300,102
9,605	KT&G Corp.(a)	900,652
877	Philip Morris International, Inc.(a)	71,511

		3,272,265

Trading Companies & Distributors (0.0%):
200	Mitsui & Co., Ltd.(a)	3,555
273	United Rentals, Inc.*(a)	44,663

		48,218

Transportation Infrastructure (0.0%):
168,000	Beijing Capital International Airport Co., Ltd.(a)	202,977
2,486	Fraport AG(a)	219,625
3,600	Kamigumi Co., Ltd.(a)	79,365
30,100	Malaysia Airports Holdings Berhad(a)	64,861
6,000	Zhejiang Expressway Co., Ltd.(a)	4,981

		571,809

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.6%):
32,800	Advanced Information Service plc(a)	$203,651
3,000	China Mobile, Ltd.(a)	29,445
146,000	Far EasTone Telecommunications Co., Ltd.(a)	348,032
88,100	Intouch Holdings Public Co., Ltd.(a)	147,121
5,300	KDDI Corp.(a)	146,467
632	SK Telecom Co., Ltd.(a)	160,340
121,000	Taiwan Mobile Co., Ltd.(a)	433,982
1,052	Tim Participacoes SA(a)	3,061
18,953	Vodafone Group plc, ADR(a)	411,280
1,377,152	Vodafone Group plc(a)	2,952,125

		4,835,504

Total Common Stocks (Cost $219,742,642)		256,901,493

Preferred Stocks (0.3%):
Banks (0.1%):
13,157	Citigroup Capital XIII, Series A, 8.71%, Callable 11/26/16 @ 25(a)	353,266
13,752	Itau Unibanco Holding SA, Preferred Shares, Series S(a)	150,287
75,000	USB Capital IX, 3.50%(US0003M+102bps), Callable 11/5/18 @ 100(a)	67,031

		570,584

Consumer Finance (0.0%):
14,453	GMAC Capital Trust I, Series 2, 8.10%, Callable 11/26/18 @ 25^(a)	380,114

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(c)(d)	401,551

Internet Software & Services (0.1%):
63,925	Lookout, Inc. Preferred Shares, Series F(a)(c)(d)	523,546

Software (0.0%):
116,157	Palantir Technologies, Inc., Series I(a)(c)(d)	673,710

Technology Hardware, Storage & Peripherals (0.0%):
874	Samsung Electronics Co., Ltd.(a)	29,811

Total Preferred Stocks (Cost $2,734,080)		2,579,316

Convertible Preferred Stocks (0.2%):
Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 7.50%(a)	149,742

Equity Real Estate Investment Trusts (0.0%):
5,097	Welltower, Inc., Series I, 6.50%^(a)	308,470

Wireless Telecommunication Services (0.2%):
5,687	Mandatory Exchange Trust, 5.75%(a)(e)	1,053,517

Total Convertible Preferred Stocks (Cost $920,993)		1,511,729

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$ 23,389	Jawbone, 0.00%*(a)(c)(d)	—

Total Private Placements (Cost $–)		—

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.1%):
Food Products (0.0%):
$ 400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(c)(d)(f)	$—

Pharmaceuticals (0.1%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(a)(e)	641,298

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(e)	183,380

Total Convertible Bonds (Cost $1,217,412)		824,678

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
453,711	Hilton Worldwide Finance LLC, 3.33%, 10/25/20(a)	455,717

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Energy LLC, 0.00%, 4/11/22(a)	112,437
151,147	Fieldwood Energy LLC, 0.00%, 4/11/23(a)	146,360

		258,797

Total Bank Loans (Cost $707,060)		714,514

Corporate Bonds (1.6%):
Aerospace & Defense (0.0%):
282,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100^(a)	271,880

Banks (0.4%):
124,000	Bank of America Corp., Series G, 2.37% (US0003M+66 bps), 7/21/21, Callable 7/21/20 @ 100(a)	121,824
282,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	278,085
151,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	149,016
272,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100(a)	269,626
260,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps)0, Callable 8/15/20 @ 100(a)	267,683
635,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps)0, Callable 3/27/20 @ 100(a)	651,668
79,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100(a)	78,029
56,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100(a)	54,657
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100(a)	368,265

		2,238,853

Beverages (0.1%):
169,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100(a)	167,241

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$ 279,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100^(a)	$275,003

		442,244

Biotechnology (0.0%):
282,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100^(a)	280,607

Capital Markets (0.1%):
282,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100(a)	272,754
303,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps)0, Callable 5/10/20 @ 100(a)	309,060
212,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps)0, Callable 7/15/19 @ 100(a)	214,438

		796,252

Chemicals (0.0%):
54,000	Sherwin-Williams, 2.25%, 5/15/20(a)	53,209

Consumer Finance (0.3%):
181,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	181,000
605,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100(a)	601,944
186,000	American Express Co., Series C, 4.90% (US0003M+329 bps)0, Callable 3/15/20 @ 100^(a)	186,000
86,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100(a)	81,873
203,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100(a)	196,728
116,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100^(a)	114,087
77,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	76,479

		1,438,111

Diversified Telecommunication Services (0.1%):
282,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100(a)	280,180
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21^(a)	51,853
293,000	Verizon Communications, 3.13%, 3/16/22^(a)	290,172

		622,205

Equity Real Estate Investment Trusts (0.0%):
57,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100(a)	56,327
113,000	Simon Property Group, LP, 2.75%, 6/1/23, Callable 3/1/23 @ 100(a)	108,912

		165,239

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.2%):
$ 1,110,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	$1,104,191

Health Care Equipment & Supplies (0.1%):
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	115,942
276,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	271,615
228,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	221,672

		609,229

Health Care Providers & Services (0.1%):
385,000	Halfmoon Parent, Inc., 3.40%, 9/17/21^(a)(e)	383,466
330,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)(e)	328,990
282,000	UnitedHealth Group, Inc., 3.50%, 6/15/23^(a)	282,578

		995,034

Hotels, Restaurants & Leisure (0.0%):
282,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100^(a)	277,758

Insurance (0.0%):
161,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^(a)	170,257
107,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	111,548

		281,805

Internet & Direct Marketing Retail (0.0%):
152,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100^(a)	145,981

Machinery (0.0%):
72,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23(a)	73,673

Media (0.1%):
282,000	Comcast Corp., 2.75%, 3/1/23, Callable 2/1/23 @ 100^(a)	272,667
200,000	NBCUniversal Enterprise, Inc., 5.25%0, Callable 3/19/21 @ 100(a)(e)	202,799

		475,466

Multi-Utilities (0.0%):
76,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100(a)	73,689

Oil, Gas & Consumable Fuels (0.0%):
151,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100(a)	149,283

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100(a)	$85,764
142,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100^(a)	140,522

		375,569

Personal Products (0.0%):
144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^(a)	143,640
139,000	Edgewell Personal Care Co., 4.70%, 5/24/22^(a)	135,873

		279,513

Pharmaceuticals (0.0%):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(e)	137,933

Semiconductors & Semiconductor Equipment (0.0%):
141,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100^(a)	135,543
169,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100^(a)	161,756

		297,299

Technology Hardware, Storage & Peripherals (0.1%):
493,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	482,263
474,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	458,275

		940,538

Tobacco (0.0%):
53,000	Philip Morris International, Inc., 2.50%, 11/2/22, Callable 10/2/22 @ 100(a)	50,923
113,000	Philip Morris International, Inc., 3.60%, 11/15/23(a)	112,918

		163,841

Total Corporate Bonds (Cost $12,614,858)		12,540,119

Foreign Bonds (2.0%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00% (GUKG5+1,340bps)0, Callable 1/22/29 @ 126+(a)	730,022

Sovereign Bond (1.9%):
1,205,000	Australian Government, 3.00%, 3/21/47+(a)(e)	845,580
2,668,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(a)(e)	3,120,482
946,000	Canadian Government, 0.75%, 3/1/21+(a)	707,043
168,600,000	Japan Treasury Discount Bill, 0.00%, 10/1/18+(a)	1,484,155
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+(a)	2,407,323
222,800,000	Japan Treasury Discount Bill, 0.00%, 12/10/18+(a)	1,961,764

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$ 27,148,600	Mexican Bonos Desarr, 8.50%, 12/13/18+(a)(g)	$1,450,913
19,110,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(g)	990,154
310,000	Republic of Argentina, 3.38%, 1/15/23+(a)	307,636
100,000	Republic of Argentina, 5.25%, 1/15/28+(a)	92,366
683,088	Republic of Argentina, 7.82%, 12/31/33+(a)	754,537
26,828,100	United Mexican States, 6.50%, 6/9/22+(a)(g)	1,375,989

		15,497,942

Total Foreign Bonds (Cost $16,661,818)		16,227,964

Yankee Dollars (0.8%):
Banks (0.2%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100(a)	276,304
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps)0, Callable 9/17/24 @ 100(a)	608,805
410,000	ING Groep NV, 4.10%, 10/2/23(a)	410,306
200,000	ING Groep NV, 6.00% (USSW5+445 bps)0, Callable 4/16/20 @ 100(a)	199,480

		1,494,895

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(e)	205,714

Diversified Financial Services (0.0%):
242,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/5/18 @ 101.25^(a)	245,025

Diversified Telecommunication Services (0.1%):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)(e)	84,200
505,296	Nile Delta Sukuk, Ltd., 4.00%, 10/31/20, Callable 11/1/18 @ 100(a)(e)	461,083
289,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(e)	281,414

		826,697

Food Products (0.0%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100^(a)(e)	383,786

Oil, Gas & Consumable Fuels (0.0%):
178,000	Petroleos Mexicanos, 5.98% (US0003M+365 bps), 3/11/22(a)	188,870

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(c)	732,960

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.1%):
$ 271,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	$269,184

Road & Rail (0.0%):
518,956	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/18 @ 100(a)(c)(d)	15,107

Sovereign Bond (0.3%):
729,000	Republic of Argentina, 7.50%, 4/22/26(a)	649,904
477,000	Republic of Argentina, 6.88%, 1/26/27(a)	405,450
1,216,000	Republic of Argentina, 5.88%, 1/11/28(a)	962,463

		2,017,817

Total Yankee Dollars (Cost $7,436,411)		6,380,055

U.S. Treasury Obligations (11.7%):
U.S. Treasury Bills (0.7%)
5,000,000	1.52%, 10/4/18(a)	4,999,157
1,000,000	1.86%, 10/11/18(a)	999,432

		5,998,589

U.S. Treasury Notes (11.0%)
1,500,000	1.25%, 12/15/18(b)(h)	1,497,099
8,102,000	2.75%, 9/30/20(a)	8,090,923
16,724,300	2.63%, 6/30/23(a)	16,486,501
20,562,000	2.75%, 7/31/23(a)	20,379,672
9,919,200	2.75%, 8/31/23(a)	9,832,407
11,450,000	2.88%, 9/30/23(a)	11,411,238
8,086,700	2.88%, 5/31/25(a)	8,019,732
12,188,000	2.88%, 7/31/25(a)(b)	12,084,212

		87,801,784

Total U.S. Treasury Obligations (Cost $94,226,766)		93,800,373

Purchased Options (0.0%):
Total Purchased Options (Cost $2,423,155)		1,515,688

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $148,267)		124,681

Purchased Interest Rate Cap (0.0%):
Total Purchased Interest Rate Cap (Cost $25,545)		—

Exchange Traded Funds (0.6%):
21,280	VanEck Vectors Gold ETF	394,106
191,469	iShares Gold Trust(h)	2,188,490
16,481	SPDR Gold Trust(b)(h)	1,858,398

Total Exchange Traded Funds (Cost $4,885,515)		4,440,994

Securities Held as Collateral for Securities on Loan (2.4%):
$19,229,603	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(i)	19,229,603

Total Securities Held as Collateral for Securities on Loan (Cost $19,229,603)		19,229,603

Affiliated Investment Companies (55.0%):
Equity Funds (17.6%):
11,887,350	AZL MSCI Global Equity Index Fund	140,389,603

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds (27.4%):
20,528,915	AZL Enhanced Bond Index Fund	$219,454,106

Total Affiliated Investment Companies (Cost $329,966,883)		359,843,709

Unaffiliated Investment Company (0.4%):
2,944,882	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(j)	2,944,882

Total Unaffiliated Investment Company (Cost $2,944,882)		2,944,882

Total Investment Securities (Cost $715,860,346) - 97.2%		779,579,798
Net other assets (liabilities) - 2.8%		20,196,418

Net Assets - 100.0%		$799,776,216

Percentages indicated are based on net assets as of September 30, 2018.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $18,972,149.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of this security has been pledged as collateral for open derivative positions.
(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.71% of the net assets of the fund.

(d)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2018. The total of all such securities represent 0.64% of the net assets of the fund.

(e)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	Defaulted bond.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(j)	The rate represents the effective yield at September 30, 2018.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2018:

Country	Percentage
Argentina	0.4%
Australia	0.2%
Belgium	0.2%
Bermuda	— %^
Brazil	0.3%
Canada	0.7%
Cayman Islands	0.1%
Chile	— %^
China	0.8%
Czech Republic	— %^
Denmark	— %^
European Community	— %^
Finland	— %^
France	1.3%
Germany	1.3%
Guernsey	— %^
Hong Kong	0.4%
India	0.7%
Indonesia	— %^
Ireland (Republic of)	— %^
Italy	0.5%
Japan	5.2%
Jersey	— %^
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	0.5%
Netherlands	0.7%
Norway	— %^
Poland	— %^
Portugal	— %^
Republic of Korea (South)	0.4%
Singapore	0.3%
South Africa	— %^
Spain	0.2%
Sweden	— %^
Switzerland	0.6%
Taiwan, Province Of China	0.4%
Thailand	0.1%
Turkey	— %^
United Arab Emirates	0.2%
United Kingdom	1.6%
United States	82.8%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Securities Sold Short (-0.1%):(a)

At September 30, 2018, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Estee Lauder Co., Inc. (The)	$(304,579)	$(292,820)	$11,759
LyondellBasell Industries NV	(689,214)	(648,273)	40,941
Pernod Ricard SA	(199,683)	(195,520)	4,163
SUMCO Corp.	(196,049)	(163,511)	32,538
Yaskawa Electric Corp.	(196,382)	(166,148)	30,234

	$(1,585,907)	$(1,466,272)	$119,635

Futures Contracts

Cash of $39,937,062 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
CAC40 Index October Futures (Hong Kong Dollar)(a)	10/22/18	1	$(63,728)	$(1,645)
DJ EURO STOXX 50 December Futures (Euro)(a)	12/21/18	257	(10,105,166)	(169,950)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)(a)	12/21/18	22	(3,368,311)	(62,182)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/24/18	2	(291,900)	286

				$(233,491)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Hang Seng China Enterprises Index October Futures (Hong Kong Dollar)(a)	10/31/18	7	494,692	$5,263
Hang Seng China Enterprises Index October Futures (Hong Kong Dollar)(a)	10/31/18	3	534,185	4,388
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	12/21/18	137	19,995,150	173,763
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	167	19,836,469	(197,462)

				$(14,048)

Total Net Futures Contracts				$(247,539)

Option Contracts(a)

At September 30, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
BP plc	UBS Warburg	Call	52.00 USD	6/24/19	34,666	$1,802,632	$30,439
Chevron Corp.	UBS Warburg	Call	125.00 USD	1/22/19	10,746	1,343,250	37,609
ConocoPhillips	UBS Warburg	Call	75.00 USD	6/24/19	18,108	1,358,100	144,709
EURO STOXX 50 Index	UBS Warburg	Call	134.92 EUR	6/21/21	6,489	875,496	17,197
EURO STOXX Bank Index	Societe Generale	Call	117.57 EUR	3/23/20	4,977	585,146	25,766
EURO STOXX Bank Index	Barclays Bank	Call	136.97 EUR	3/22/21	6,300	862,911	16,514
EURO STOXX Bank Index	Deutsche Bank	Call	136.56 EUR	4/19/21	5,988	817,721	16,455
EURO STOXX Bank Index	Citigroup	Call	131.88 EUR	6/20/22	8,162	1,076,405	16,876
Exxon Mobil Corp.	UBS Warburg	Call	95.00 USD	1/22/19	7,306	694,070	2,177
Facebook, Inc.	Morgan Stanley	Call	190.00 USD	1/21/20	26,331	5,002,890	409,829
Halliburton Co.	Citigroup	Call	50.00 USD	1/21/20	13,346	667,300	27,901
KOSPI 200 Index	Goldman Sachs	Call	302.50 USD	3/15/19	5,549	1,678,573	43,035
Occidental Petroleum Corp.	UBS Warburg	Call	92.50 USD	6/24/19	16,147	1,493,598	32,647
Royal Dutch Shell plc	UBS Warburg	Call	77.00 USD	6/24/19	19,788	1,523,676	22,203
Russell 2000 Index	Bank of America	Call	1700.00 USD	12/24/18	816	1,387,200	35,649
Russell 2000 Index	Bank of America	Call	1700.00 USD	3/18/19	1,085	1,844,500	75,682
Schlumberger, Ltd.	UBS Warburg	Call	90.00 USD	1/22/19	10,576	951,840	234
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/16/20	14,063	66,888,269	34,133

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/14/20	11,381	54,813,627	28,649
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/14/20	11,358	55,595,933	26,402
Suncor Energy Inc.	UBS Warburg	Call	45.00 USD	6/24/19	23,428	1,054,260	20,856
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1785.00 JPY	3/11/19	78,515	140,149,275	60,126
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/16/19	509,036	97,368,406	52,426
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/16/19	269,219	51,496,210	27,728
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/16/20	363,317	70,498,031	38,849
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/13/20	323,621	62,148,177	34,734
Total SA	UBS Warburg	Call	70.00 USD	9/23/19	24,693	1,728,510	55,874
S&P 500 Index	Goldman Sachs	Put	2741.30 USD	12/24/18	3,955	10,841,842	96,905
S&P 500 Index	Barclays Bank	Put	2700.00 USD	1/21/19	1,930	5,211,000	53,739
Tenet Healthcare Corp.	Bank of America	Put	30.00 USD	10/22/18	14,492	434,760	30,345

Total (Cost $2,423,155)							$1,515,688

At September 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00 USD	1/21/19	2,690	$430,400	$(179,826)
Apple, Inc.	Bank of America	Call	235.00 USD	2/18/19	2,765	649,775	(25,508)
BP plc	UBS Warburg	Call	59.00 USD	6/24/19	34,666	2,045,294	(7,180)
Charter Communications, Inc.	Citigroup	Call	305.00 USD	12/24/18	1,078	328,790	(33,202)
Charter Communications, Inc.	Citigroup	Call	315.00 USD	12/24/18	2,119	667,485	(51,365)
Comcast Corp.	Citigroup	Call	37.50 USD	1/21/20	12,216	458,100	(39,742)
ConocoPhillips	UBS Warburg	Call	85.00 USD	6/24/19	18,108	1,539,180	(63,873)
DowDuPont, Inc.	Barclays Bank	Call	70.00 USD	1/21/19	5,957	416,990	(5,525)
EURO STOXX 50 Index	Citigroup	Call	161.62 EUR	6/22/20	8,162	1,319,142	(3,200)
EURO STOXX Bank Index	Societe Generale	Call	159.00 EUR	3/23/20	4,977	791,343	(2,320)
Facebook, Inc.	UBS Warburg	Call	220.00 USD	1/21/20	26,331	5,792,820	(221,301)
Fifth Third Bancorp	Morgan Stanley	Call	31.00 USD	1/22/19	19,699	610,669	(7,260)
FleetCor Technologies, Inc.	Barclays Bank	Call	180.00 USD	1/21/19	1,321	237,780	(65,837)
Halliburton Co.	Citigroup	Call	57.50 USD	1/21/20	13,346	767,395	(13,219)
KOSPI 200 Index	Goldman Sachs	Call	327.50 USD	3/15/19	5,549	1,817,298	(7,976)
Microsoft Corp.	Barclays Bank	Call	90.00 USD	1/21/19	4,767	429,030	(119,151)
Occidental Petroleum Corp.	UBS Warburg	Call	105.00 USD	6/24/19	16,147	1,695,435	(7,585)
Royal Dutch Shell plc	UBS Warburg	Call	87.50 USD	6/24/19	19,788	1,731,450	(5,337)
Russell 2000 Index	Bank of America	Call	1900.00 USD	3/18/19	1,085	2,061,500	(6,103)
S&P 500 Index	Morgan Stanley	Call	2965.09 USD	12/24/18	1,642	4,868,678	(57,056)
S&P 500 Index	Morgan Stanley	Call	3025.00 USD	12/24/18	226	683,650	(3,296)
S&P 500 Index	Barclays Bank	Call	2950.00 USD	1/21/19	1,930	5,693,500	(109,389)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/16/20	14,063	79,876,434	(10,494)
Suncor Energy Inc.	UBS Warburg	Call	50.00 USD	6/24/19	23,428	1,171,400	(7,357)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1950.00 JPY	3/11/19	78,515	153,104,250	(13,879)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/16/19	269,219	59,575,473	(10,744)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/16/19	509,036	112,644,576	(20,318)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/16/20	363,317	86,276,888	(11,422)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/13/20	323,621	75,685,243	(10,829)
Total SA	UBS Warburg	Call	75.00 USD	9/23/19	24,693	1,851,975	(27,141)
United Continental Holdings, Inc.	Deutsche Bank	Call	75.00 USD	1/21/19	3,469	260,175	(54,506)
EURO STOXX 50 Index	Citigroup	Put	106.02 EUR	6/22/20	5,441	576,855	(101,668)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/21/21	4,268	454,030	(103,243)
EURO STOXX Bank Index	Societe Generale	Put	100.77 EUR	3/23/20	3,318	334,355	(41,005)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/22/21	4,201	463,076	(102,798)
EURO STOXX Bank Index	Deutsche Bank	Put	99.04 EUR	4/19/21	1,996	197,684	(33,506)
EURO STOXX Bank Index	Deutsche Bank	Put	118.81 EUR	4/19/21	1,996	237,145	(64,197)
Facebook, Inc.	UBS Warburg	Put	155.00 USD	1/21/20	26,331	4,081,305	(398,754)
Halliburton Co.	Citigroup	Put	35.00 USD	1/21/20	13,346	467,110	(30,055)
KOSPI 200 Index	Goldman Sachs	Put	270.00 USD	3/15/19	5,549	1,498,230	(12,535)
Russell 2000 Index	Bank of America	Put	1600.00 USD	12/24/18	681	1,089,600	(12,011)
S&P 500 Index	Morgan Stanley	Put	2517.53 USD	12/24/18	3,955	9,956,831	(35,204)
S&P 500 Index	Bank of America	Put	2600.00 USD	3/18/19	624	1,622,400	(20,432)
Schlumberger, Ltd.	UBS Warburg	Put	60.00 USD	1/22/19	10,576	634,560	(26,700)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/16/20	14,063	53,900,245	(21,225)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/14/20	7,587	28,989,624	(15,665)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/14/20	7,573	$28,675,922	$(17,600)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1600.00 JPY	3/11/19	78,515	125,624,000	(11,359)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/16/19	269,219	42,157,003	(18,349)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/16/19	509,036	79,709,947	(34,691)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/16/20	363,317	56,604,789	(27,359)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/13/20	323,621	51,073,866	(28,997)

Total (Premiums $2,107,029)							$(2,359,294)

At September 30, 2018, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Amazon.com, Inc.	Call	2085.00 USD	2/19/19	2	$4,170	$(25,230)
United Rentals, Inc.	Call	175.00 USD	11/19/18	1	175	(385)
United Rentals, Inc.	Call	180.00 USD	11/19/18	1	180	(240)

Total (Premiums $19,923)						$(25,855)

At September 30, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month U.S. Dollar LIBOR	Quarterly	3.00%	Semi-annually	2/5/19	Goldman Sachs	1,125	USD	$44,729	$(31,751)
3-Month U.S. Dollar LIBOR	Quarterly	3.10%	Semi-annually	3/26/19	Bank of America	1,146	USD	79,952	8,165

Total (Cost $148,267)								$124,681	$(23,586)

At September 30, 2018, the Fund’s open over-the-counter interest rate swaptions written were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
2.60%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	2/5/19	Goldman Sachs	(1,125)	USD	$(8,159)	$10,961
2.75%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	3/26/19	Bank of America	(1,146)	USD	(24,970)	(2,447)
3.50%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	3/26/19	Bank of America	(1,146)	USD	(21,473)	7,343

Total (Premiums $(70,459))								$(54,602)	$15,857

At September 30, 2018, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
5Y - 30Y CMS Index Cap	0.60%	Goldman Sachs	11/6/18	$8,330,000	$25,545	$—	$(25,545)

					$25,545	$—	$(25,545)

Forward Currency Contracts

At September 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,531,810	Japanese Yen	168,600,000	Bank of America	10/1/18	$47,655
U.S. Dollar	667,512	Australian Dollar	898,000	Credit Suisse	10/25/18	18,422
Norwegian Krone	6,304,000	U.S. Dollar	774,335	JPMorgan Chase	10/26/18	1,415
British Pound	778,000	U.S. Dollar	1,002,108	Bank of America	11/15/18	13,890
British Pound	748,000	U.S. Dollar	958,929	Barclays Bank	11/16/18	17,937
British Pound	749,000	U.S. Dollar	968,808	Morgan Stanley	11/16/18	9,364
U.S. Dollar	2,010,424	Japanese Yen	222,799,999	Goldman Sachs	12/10/18	37,842
Swedish Krona	8,718,086	European Euro	841,000	JPMorgan Chase	12/21/18	5,479
Swedish Krona	8,687,615	European Euro	839,000	JPMorgan Chase	12/21/18	4,361

						$156,365

British Pound	1,320,000	U.S. Dollar	1,762,861	JPMorgan Chase	10/5/18	$(42,247)
South African Rand	16,521,000	U.S. Dollar	1,229,808	Citigroup	10/19/18	(63,899)
U.S. Dollar	988,000	Brazilian Real	4,154,119	UBS Warburg	12/6/18	(35,266)

						$(141,412)

Total Net Forward Currency Contracts						$14,953

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Swap Agreements

At September 30, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at September 30, 2018(c)	Expiration Date	Notional Amount(d)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 30	Bank of America	Quarterly	3.06%	6/20/23	$187,682	5.00%	$(14,586)	$(16,077)	$1,491

							$(14,586)	$(16,077)	$1,491

At September 30, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration	Counterparty	Notional Amount		Upfront Premiums Paid/	Value	Unrealized Appreciation/
Rate	Frequency	Rate	Frequency	Date				(Received)		(Depreciation)
0.10% JPY	Semi-annually	2.01%	Semi-annually	10/15/18	Bank of America	273,450,000	JPY	$—	$234,554	$234,554

									$234,554	$234,554

At September 30, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:(a)

Paid by the Fund		Received by the Fund		Expiration			Upfront Premiums Paid/		Unrealized Appreciation/
Rate	Frequency	Rate	Frequency	Date	Notional Amount		(Received)	Value	(Depreciation)
0.42%	Annually	6-Month EURIBOR	Semi-annually	3/7/23	4,684,846	EUR	$49	$(26,667)	$(26,716)
3-Month LIBOR	Quarterly	2.40%	Semi-annually	3/7/23	5,293,612	USD	55	(146,631)	(146,686)
0.34%	Annually	6-Month EURIBOR	Semi-annually	6/14/23	4,569,918	EUR	55	1,668	1,613
3-Month LIBOR	Quarterly	2.33%	Semi-annually	6/14/23	5,698,956	USD	59	(185,779)	(185,838)
3-Month LIBOR	Quarterly	2.97%	Semi-annually	7/18/25	12,447,470	USD	184	(100,837)	(101,021)
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,463,000	EUR	32	13,498	13,466
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,474,000	EUR	32	13,631	13,599
3-Month LIBOR	Quarterly	2.73%	Semi-annually	7/25/28	3,072,000	USD	51	(108,554)	(108,605)
1.08%	Annually	6-Month EURIBOR	Semi-annually	7/25/28	2,156,000	EUR	44	(26,596)	(26,640)
2.99%	Semi-annually	3.00%	Quarterly	7/18/50	2,797,184	USD	90	99,805	99,715

								$(466,462)	$(467,113)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Total Return Swaps at September 30, 2018

At September 30, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Payment Frequency/ Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	$29,965
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	15,907
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	7,491
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	7,711
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	4,542
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	31,127
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	14,771
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	14,595
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	4,877
Pay	0.00%	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	40,700
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944	USD	26,606
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	37,813

							$236,105

Contracts for Differences

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

At September 30, 2018, the Fund’s open over-the-counter equity contracts for differences were as follows:(a)(b)

Reference Entity	Counterparty	Long/ Short	Currency(c)	Financing Rate	Expiration Date	Notional Amount(d)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
58.com, Inc.	Citigroup	Short	USD	—%	12/31/39	$39	$(2,847)	$(23)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	1,000	(10,402)	16
Advantech Co., Ltd.	Citigroup	Short	TWD	—%	12/31/39	1,000	(7,031)	(420)
Alibaba Health Information Technology, Ltd.	Citigroup	Short	HKD	—%	12/31/39	22,000	(20,907)	(649)
Alimentation Couche-Tard, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	197	(9,607)	(248)
Amorepacific Corp.	JPMorgan Chase	Short	KRW	—%	12/31/39	15	(3,490)	(40)
Analog Devices, Inc.	Citigroup	Short	USD	—%	12/31/39	17	(1,567)	(5)
Analog Devices, Inc.	Citigroup	Short	USD	—%	12/31/39	178	(17,119)	661
Arca Continental SAB de C.V.	Citigroup	Short	MXN	—%	12/31/39	159	(1,013)	(13)
ASE Technology Holding Co., Ltd.	JPMorgan Chase	Short	TWD	—%	12/31/39	2,000	(4,819)	(61)
Autohome, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	204	(15,585)	(207)
Baker Hughes	Citigroup	Short	USD	—%	12/31/39	782	(25,320)	(1,135)
Baker Hughes	Citigroup	Short	USD	—%	12/31/39	632	(20,294)	(1,087)
Bankia SA	Citigroup	Short	EUR	—%	12/31/39	2,715	(10,822)	178
Bankia SA	Citigroup	Short	EUR	—%	12/31/39	1,299	(5,111)	19
Barrick Gold Corp.	JPMorgan Chase	Short	CAD	—%	12/31/39	445	(4,929)	5
Beijing Enterprises Water Group, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	6,000	(3,097)	(99)
Bollore SA	Citigroup	Short	EUR	—%	12/31/39	600	(2,644)	53
Bollore SA	Citigroup	Short	EUR	—%	12/31/39	1,781	(7,619)	(72)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	6,000	(8,707)	(997)
British American Tobacco plc	Citigroup	Short	GBP	—%	12/31/39	935	(46,011)	2,334
Brown-Forman Corp.	Citigroup	Short	USD	—%	12/31/39	175	(8,902)	56
BYD Electronic International Co., Ltd.	Citigroup	Short	HKD	—%	12/31/39	500	(537)	(199)
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	6,450	(60,099)	(4,676)
China Everbright International, Ltd.	Citigroup	Short	HKD	—%	12/31/39	7,000	(5,852)	(193)
China Everbright International, Ltd.	Citigroup	Short	HKD	—%	12/31/39	2,000	(1,590)	(137)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	800	(2,609)	345
China International Capital Corp., Ltd.	Citigroup	Short	HKD	—%	12/31/39	5,600	(9,827)	(518)
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(2,077)	(36)
China Tower Corp., Ltd.	Citigroup	Short	HKD	—%	12/31/39	18,000	(2,712)	91
Concho Resources, Inc.	Citigroup	Short	USD	—%	12/31/39	5	(710)	(54)
Concho Resources, Inc.	Citigroup	Short	USD	—%	12/31/39	18	(2,460)	(289)
Ctrip.com International	Citigroup	Short	USD	—%	12/31/39	431	(16,654)	634
Ctrip.com International	Citigroup	Short	USD	—%	12/31/39	64	(2,408)	29
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	—%	12/31/39	300	(11,368)	(1,638)
Daimler AG	Citigroup	Short	EUR	—%	12/31/39	137	(9,006)	362
Daimler AG	Citigroup	Short	EUR	—%	12/31/39	649	(41,409)	460
Delta Electronics, Inc.	JPMorgan Chase	Short	TWD	—%	12/31/39	1,000	(3,947)	(344)
Deutsche Bank AG	JPMorgan Chase	Short	EUR	—%	12/31/39	139	(1,619)	33
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	343	(42,282)	3,701
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	130	(15,677)	1,055
Dollar Tree, Inc.	Citigroup	Short	USD	—%	12/31/39	7	(585)	14
Dollar Tree, Inc.	Citigroup	Short	USD	—%	12/31/39	32	(3,000)	390
Edison International	Citigroup	Short	USD	—%	12/31/39	373	(25,459)	214
Edison International	Citigroup	Short	USD	—%	12/31/39	174	(11,770)	(6)
Electricite de France	Citigroup	Short	EUR	—%	12/31/39	137	(2,237)	(168)
Electricite de France	Citigroup	Short	EUR	—%	12/31/39	727	(12,088)	(677)
Equinix REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	7	(3,033)	3
Equinix REIT, Inc.	Citigroup	Short	USD	—%	12/31/39	4	(1,730)	(2)
Fanuc Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	100	(18,315)	(541)
Fiat Chrysler Automobiles NV	Citigroup	Short	EUR	—%	12/31/39	73	(1,306)	23
Freeport McMoRan, Inc.	Citigroup	Short	USD	—%	12/31/39	210	(2,914)	(9)
Freeport McMoRan, Inc.	Citigroup	Short	USD	—%	12/31/39	93	(1,329)	35
General Mills, Inc.	Citigroup	Short	USD	—%	12/31/39	282	(12,937)	834
General Mills, Inc.	Citigroup	Short	USD	—%	12/31/39	422	(19,615)	1,503
Hennes & Mauritz AB	Citigroup	Short	SEK	—%	12/31/39	742	(11,020)	(2,698)
Hennes & Mauritz AB	Citigroup	Short	SEK	—%	12/31/39	164	(2,247)	(785)
Hershey Co.	Citigroup	Short	USD	—%	12/31/39	202	(20,784)	180

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Hershey Co.	Citigroup	Short	USD	—%	12/31/39	$84	$(8,740)	$172
Hess Corp.	Citigroup	Short	USD	—%	12/31/39	112	(7,386)	(631)
Hess Corp.	Citigroup	Short	USD	—%	12/31/39	275	(17,588)	(2,097)
Hormel Foods Corp.	Citigroup	Short	USD	—%	12/31/39	392	(15,844)	399
Hormel Foods Corp.	Citigroup	Short	USD	—%	12/31/39	708	(27,562)	(333)
Huazhu Group, Ltd.	Citigroup	Short	USD	—%	12/31/39	1,275	(38,556)	(2,627)
Huazhu Group, Ltd.	Citigroup	Short	USD	—%	12/31/39	560	(18,997)	909
Hyundai Glovis, Ltd.	JPMorgan Chase	Short	KRW	—%	12/31/39	64	(7,226)	(276)
Incyte Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	378	(26,510)	398
Incyte Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	258	(17,678)	(145)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	—%	12/31/39	218	(3,869)	118
Insurance Australia Group, Ltd.	JPMorgan Chase	Short	AUD	—%	12/31/39	266	(1,452)	45
Komatsu, Ltd.	JPMorgan Chase	Short	JPY	—%	12/31/39	300	(8,421)	(706)
Kone OYJ	JPMorgan Chase	Short	EUR	—%	12/31/39	133	(7,160)	55
Kone OYJ	JPMorgan Chase	Short	EUR	—%	12/31/39	121	(6,553)	89
Lenovo Group, Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(1,291)	(170)
LG Display, Ltd.	Citigroup	Short	KRW	—%	12/31/39	213	(4,122)	454
LG Display, Ltd.	Citigroup	Short	KRW	—%	12/31/39	340	(6,596)	741
Line Corp.	Citigroup	Short	JPY	—%	12/31/39	100	(4,349)	124
Line Corp.	Citigroup	Short	JPY	—%	12/31/39	100	(4,263)	42
Lotte Corp.	Citigroup	Short	KRW	—%	12/31/39	24	(1,041)	(195)
Lotte Corp.	Citigroup	Short	KRW	—%	12/31/39	63	(3,061)	(182)
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	—%	12/31/39	8	(1,421)	(90)
Makita Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	400	(17,853)	(2,182)
Molson Coors Brewing Co.	Citigroup	Short	USD	—%	12/31/39	247	(16,170)	980
Molson Coors Brewing Co.	Citigroup	Short	USD	—%	12/31/39	102	(6,970)	697
Mylan NV	Citigroup	Short	USD	—%	12/31/39	41	(1,606)	105
Mylan NV	Citigroup	Short	USD	—%	12/31/39	329	(12,596)	555
National Oilwell Varco, Inc.	Citigroup	Short	USD	—%	12/31/39	309	(13,959)	647
National Oilwell Varco, Inc.	Citigroup	Short	USD	—%	12/31/39	125	(5,474)	89
Naver Corp.	JPMorgan Chase	Short	KRW	—%	12/31/39	19	(12,586)	320
NetEase, Inc.,	Citigroup	Short	USD	—%	12/31/39	105	(21,988)	(1,978)
NetEase, Inc.,	Citigroup	Short	USD	—%	12/31/39	12	(2,267)	(472)
Netflix, Inc.	Citigroup	Short	USD	—%	12/31/39	53	(18,331)	(1,498)
Netflix, Inc.	Citigroup	Short	USD	—%	12/31/39	26	(9,013)	(714)
Netmarble Games Corp.	Citigroup	Short	KRW	—%	12/31/39	174	(18,773)	731
Netmarble Games Corp.	Citigroup	Short	KRW	—%	12/31/39	157	(15,836)	(443)
Newell Brands, Inc.	Citigroup	Short	USD	—%	12/31/39	2,235	(48,728)	3,357
Newell Brands, Inc.	Citigroup	Short	USD	—%	12/31/39	495	(10,907)	858
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	—%	12/31/39	600	(22,100)	(294)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	—%	12/31/39	300	(10,966)	(231)
NVIDIA Corp.	JPMorgan Chase	Short	USD	—%	12/31/39	51	(14,060)	(272)
Orsted A/S	Citigroup	Short	DKK	—%	12/31/39	491	(30,931)	(2,427)
Pegatron Corp.	Citigroup	Short	TWD	—%	12/31/39	2,000	(4,225)	223
Reckitt Benckiser Group plc	Citigroup	Short	GBP	—%	12/31/39	198	(16,735)	(1,369)
Reckitt Benckiser Group plc	Citigroup	Short	GBP	—%	12/31/39	82	(7,223)	(274)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	—%	12/31/39	97	(37,813)	(1,379)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	—%	12/31/39	21	(8,258)	(227)
Renesas Electronics Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	1,000	(6,811)	561
Rockwell Collins, Inc.	Citigroup	Short	USD	—%	12/31/39	265	(36,565)	(660)
Rockwell Collins, Inc.	Citigroup	Short	USD	—%	12/31/39	141	(19,461)	(345)
Samsung SDI Co., Ltd	JPMorgan Chase	Short	KRW	—%	12/31/39	52	(10,956)	(1,164)
Saputo, Inc.	JPMorgan Chase	Short	CAD	—%	12/31/39	966	(29,646)	909
Sherwin-Williams Co. (The)	Citigroup	Short	USD	—%	12/31/39	76	(34,573)	(23)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	—%	12/31/39	41	(18,775)	111
Shire plc	Citigroup	Short	GBP	—%	12/31/39	34	(1,914)	(135)
Shire plc	Citigroup	Short	GBP	—%	12/31/39	93	(5,368)	(236)
Softbank Group Corp.	JPMorgan Chase	Short	JPY	—%	12/31/39	100	(8,719)	(1,379)
Southwest Airlines Co.	Citigroup	Short	USD	—%	12/31/39	166	(10,312)	(55)
Southwest Airlines Co.	Citigroup	Short	USD	—%	12/31/39	387	(23,785)	(383)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	3,500	(41,654)	1,279
T Rowe Price Group, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	132	(15,181)	769
T. Rowe Price Group, Inc.	Citigroup	Short	USD	—%	12/31/39	67	(7,716)	401
TAL Education Group	Citigroup	Short	USD	—%	12/31/39	227	(6,015)	179
TAL Education Group	Citigroup	Short	USD	—%	12/31/39	540	(16,019)	2,136
TD Ameritrade Holding Corp.	Citigroup	Short	USD	—%	12/31/39	34	(1,892)	96
TD Ameritrade Holding Corp.	Citigroup	Short	USD	—%	12/31/39	34	(1,948)	152
Tesla, Inc.	JPMorgan Chase	Short	USD	—%	12/31/39	184	(51,643)	2,925

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Thyssenkrupp AG	Citigroup	Short	EUR	—%	12/31/39	$180	$(3,993)	$(550)
Thyssenkrupp AG	Citigroup	Short	EUR	—%	12/31/39	828	(18,882)	(2,015)
Vipshop Holdings, Ltd.	Citigroup	Short	USD	—%	12/31/39	5,388	(34,684)	1,063
Vipshop Holdings, Ltd.	Citigroup	Short	USD	—%	12/31/39	3,275	(22,857)	2,421
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	21	(3,404)	(255)
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	25	(4,316)	(84)
Volkswagen AG	Citigroup	Short	EUR	—%	12/31/39	3	(497)	(26)
Volkswagen AG	JPMorgan Chase	Short	EUR	—%	12/31/39	79	(12,788)	(1,115)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	2,000	(18,913)	(1,310)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase	Short	HKD	—%	12/31/39	500	(4,487)	(569)
Yahoo! Japan Corp.	Citigroup	Short	JPY	—%	12/31/39	900	(3,112)	(128)
Zhuzhou CSR Times Electric Co., Ltd.	JPMorgan Chase	Short	HKD	—%	12/31/39	1,300	(6,980)	(443)

							$(1,729,975)	$(11,775)

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(c)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (57.0%):
471,422	AZL DFA Emerging Markets Core Equity Fund	$4,756,644
596,638	AZL DFA International Core Equity Fund	6,640,583
2,385,784	AZL DFA U.S. Core Equity Fund	33,305,548
709,210	AZL DFA U.S. Small Cap Fund	9,524,693

		54,227,468

Fixed Income Funds (38.0%):
3,617,194	AZL DFA Five-Year Global Fixed Income Fund	36,171,941

Total Affiliated Investment Companies (Cost $79,504,446)		90,399,409

Unaffiliated Investment Company (1.6%):
1,485,782	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(a)	1,485,782

Total Unaffiliated Investment Company (Cost $1,485,782)		1,485,782

Total Investment Securities (Cost $80,990,228) - 96.6%		91,885,191
Net other assets (liabilities) - 3.4%		3,221,732

Net Assets - 100.0%		$95,106,923

Percentages indicated are based on net assets as of September 30, 2018.

(a)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $4,756,606 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	19	$2,773,050	$24,248
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	15	1,781,719	(17,949)

				$6,299

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (47.3%):
3,189,271	AZL DFA International Core Equity Fund	$35,496,585
2,210,407	AZL DFA U.S. Core Equity Fund	30,857,276
1,161,005	AZL DFA U.S. Small Cap Fund	15,592,295
1,512,563	AZL Gateway Fund	20,797,741
5,791,062	AZL International Index Fund, Class 2	98,505,964
2,226,698	AZL Mid Cap Index Fund, Class 2	56,068,265
5,057,303	AZL MSCI Emerging Markets Equity Index Fund, Class 2	40,610,147
3,611,324	AZL Russell 1000 Growth Index Fund, Class 2	63,956,543
6,650,883	AZL Russell 1000 Value Index Fund, Class 2	93,444,912
1,508,541	AZL Small Cap Stock Index Fund, Class 2	25,630,116

		480,959,844

Fixed Income Funds (47.7%):
2,423,176	AZL Enhanced Bond Index Fund	25,903,752
10,109,529	AZL FIAM Total Bond Fund, Class 2	102,106,245
10,180,084	AZL MetWest Total Return Bond Fund	102,106,245
4,706,864	PIMCO VIT Income Portfolio	49,469,142
10,135,066	PIMCO VIT Low Duration Portfolio	102,364,165
9,689,408	PIMCO VIT Total Return Portfolio	102,417,043

		484,366,592

Total Affiliated Investment Companies (Cost $888,271,696)		965,326,436

Total Investment Securities (Cost $888,271,696) - 95.0%		965,326,436
Net other assets (liabilities) - 5.0%		50,560,237

Net Assets - 100.0%		$1,015,886,673

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $50,816,685 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	174	$25,395,300	$220,781
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	213	25,300,406	(251,216)

				$(30,435)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (33.1%):
564,316	AZL DFA International Core Equity Fund	$6,280,832
271,484	AZL DFA U.S. Core Equity Fund	3,789,923
187,643	AZL DFA U.S. Small Cap Fund	2,520,040
277,345	AZL Gateway Fund	3,813,498
885,325	AZL International Index Fund, Class 2	15,059,374
399,611	AZL Mid Cap Index Fund, Class 2	10,062,200
789,031	AZL MSCI Emerging Markets Equity Index Fund, Class 2	6,335,920
737,371	AZL Russell 1000 Growth Index Fund, Class 2	13,058,843
1,269,295	AZL Russell 1000 Value Index Fund, Class 2	17,833,593
295,657	AZL Small Cap Stock Index Fund, Class 2	5,023,216

		83,777,439

Fixed Income Funds (61.9%):
1,129,039	AZL Enhanced Bond Index Fund	12,069,432
3,264,129	AZL FIAM Total Bond Fund, Class 2	32,967,705
3,286,932	AZL MetWest Total Return Bond Fund	32,967,926
1,453,388	PIMCO VIT Income Portfolio	15,275,112
3,018,065	PIMCO VIT Low Duration Portfolio	30,482,458
3,128,412	PIMCO VIT Total Return Portfolio	33,067,314

		156,829,947

Total Affiliated Investment Companies (Cost $229,021,558)		240,607,386

Unaffiliated Investment Company (0.0%):
29,980	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(a)	29,980

Total Unaffiliated Investment Company (Cost $29,980)		29,980

Total Investment Securities (Cost $229,051,538) - 95.0%		240,637,366
Net other assets (liabilities) - 5.0%		12,555,871

Net Assets - 100.0%		$253,193,237

Percentages indicated are based on net assets as of September 30, 2018.

(a)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $12,660,695 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	30	$4,378,500	$38,286
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	69	8,195,906	(82,564)

				$(44,278)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Equity Funds (56.8%):
9,788,942	AZL DFA International Core Equity Fund	$108,950,929
4,014,157	AZL DFA U.S. Core Equity Fund	56,037,628
3,343,393	AZL DFA U.S. Small Cap Fund	44,901,775
4,093,048	AZL Gateway Fund	56,279,407
14,166,111	AZL International Index Fund, Class 2	240,965,551
6,125,090	AZL Mid Cap Index Fund, Class 2	154,229,767
14,105,805	AZL MSCI Emerging Markets Equity Index Fund, Class 2	113,269,613
9,401,795	AZL Russell 1000 Growth Index Fund, Class 2	166,505,791
17,147,298	AZL Russell 1000 Value Index Fund, Class 2	240,919,542
3,912,103	AZL Small Cap Stock Index Fund, Class 2	66,466,628

		1,248,526,631

Fixed Income Funds (38.3%):
2,629,181	AZL Enhanced Bond Index Fund	28,105,949
18,106,298	AZL FIAM Total Bond Fund, Class 2	182,873,609
18,196,599	AZL MetWest Total Return Bond Fund	182,511,889
8,522,857	PIMCO VIT Income Portfolio	89,575,226
17,623,704	PIMCO VIT Low Duration Portfolio	177,999,411
17,323,529	PIMCO VIT Total Return Portfolio	183,109,701

		844,175,785

Total Affiliated Investment Companies (Cost $1,890,852,623)		2,092,702,416

Total Investment Securities (Cost $1,890,852,623) - 95.1%		2,092,702,416
Net other assets (liabilities) - 4.9%		108,826,253

Net Assets - 100.0%		$2,201,528,669

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $110,104,718 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	453	$66,115,350	$573,998
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	370	43,949,063	(435,861)

				$138,137

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (71.8%):
29,465,674	AZL International Index Fund, Class 2	$501,211,117
12,207,639	AZL Mid Cap Index Fund, Class 2	307,388,356
56,486,245	AZL S&P 500 Index Fund, Class 2	1,003,760,575
9,232,530	AZL Small Cap Stock Index Fund, Class 2	156,860,689

		1,969,220,737

Fixed Income Funds (23.2%):
59,489,743	AZL Enhanced Bond Index Fund	635,945,349

Total Affiliated Investment Companies (Cost $2,144,856,936)		2,605,166,086

Unaffiliated Investment Company (0.1%):
3,281,729	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(a)	3,281,729

Total Unaffiliated Investment Company (Cost $3,281,729)		3,281,729

Total Investment Securities (Cost $2,148,138,665) - 95.1%		2,608,447,815
Net other assets (liabilities) - 4.9%		133,484,561

Net Assets - 100.0%		$2,741,932,376

Percentages indicated are based on net assets as of September 30, 2018.

(a)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $137,182,675 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	706	$103,040,700	$892,467
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	288	34,209,000	(335,889)

				$556,578

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Equity Funds (57.2%):
4,696,059	AZL International Index Fund, Class 2	$79,879,962
1,968,545	AZL Mid Cap Index Fund, Class 2	49,567,955
8,718,813	AZL S&P 500 Index Fund, Class 2	154,933,310
1,467,456	AZL Small Cap Stock Index Fund, Class 2	24,932,085

		309,313,312

Fixed Income Funds (37.8%):
19,129,953	AZL Enhanced Bond Index Fund	204,499,194

Total Affiliated Investment Companies (Cost $447,991,867)		513,812,506

Total Investment Securities (Cost $447,991,867) - 95.0%		513,812,506
Net other assets (liabilities) - 5.0%		26,866,533

Net Assets - 100.0%		$540,679,039

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $27,050,003 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	111	$16,200,450	$139,893
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	91	10,809,094	(106,663)

				$33,230

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.0%):
Equity Funds (95.0%):
18,150,955	AZL FIAM Multi-Strategy Fund	$250,846,195

Total Affiliated Investment Company (Cost $229,247,140)		250,846,195

Total Investment Securities (Cost $229,247,140) - 95.0%		250,846,195
Net other assets (liabilities) - 5.0%		13,091,824

Net Assets - 100.0%		$263,938,019

Percentages indicated are based on net assets as of September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $13,201,601 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	36	$5,254,200	$44,178
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	66	7,839,563	(78,975)

				$(34,797)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
Equity Funds (76.9%):
17,812,850	AZL S&P 500 Index Fund, Class 2	$316,534,336
30,258,715	AZL T. Rowe Price Capital Appreciation Fund	584,598,375

		901,132,711

Fixed Income Funds (18.0%):
19,726,872	AZL Enhanced Bond Index Fund	210,880,259

Total Affiliated Investment Companies (Cost $943,582,027)		1,112,012,970

Unaffiliated Investment Company (0.1%):
799,647	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(a)	799,647

Total Unaffiliated Investment Company (Cost $799,647)		799,647

Total Investment Securities (Cost $944,381,674) - 95.0%		1,112,812,617
Net other assets (liabilities) - 5.0%		57,993,143

Net Assets - 100.0%		$1,170,805,760

Percentages indicated are based on net assets as of September 30, 2018.

(a)	The rate represents the effective yield at September 30, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Futures Contracts

Cash of $58,480,175 has been segregated to cover margin requirements for the following open contracts as of September 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/21/18	240	$35,028,000	$303,245
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/18	196	23,281,125	(229,460)

				$73,785

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Strategy Plus Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Fusion Dynamic Balanced Fund

•	AZL MVP Fusion Dynamic Conservative Fund

•	AZL MVP Fusion Dynamic Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Moderate Index Strategy Fund

•	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund ( AZL MVP FIAM Multi-Strategy Fund”)

•	AZL MVP T. Rowe Price Capital Appreciation Plus Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded no later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2018, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of September 30, 2018, the AZL MVP BlackRock Global Strategy Plus Fund’s

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

aggregate investment in the VIP Subsidiary was $400,175,811 representing 50.0% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments. The VIP Subsidiary’s and Cayman Subsidiary’s investments have been consolidated with those of the AZL MVP BlackRock Global Strategy Plus Fund. All intercompany transactions have been eliminated.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Strategy Plus Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments, or from other assets and liabilities, from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Bank Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio Investments.

All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2018, are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

At September 30, 2018, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of September 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Contracts for Difference

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in Contracts for Difference (“CFD”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

The primary risks associated with the use of CFDs are the imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, liquidity risk based on the liquidity of the underlying instrument, and the inability of the counterparty to honor its financial obligation. CFDs involve risk that, if the derivative security declines in value, additional margin would be required. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.

Forward Currency Contracts

During the period ended September 30, 2018, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Balanced Index Strategy Fund and the AZL DFA Multi-Strategy Fund) may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2018, the Fund entered into OTC and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2018 the AZL MVP BlackRock Global Strategy Plus Fund, through the Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2018, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

A summary of each Fund’s investments in affiliated investment companies as of September 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$224,376,218	$2,214,568	$(10,163,793)	$(297,192)	$(3,826,685)	$212,303,116	19,859,973	$—
AZL International Index Fund, Class 2	56,347,640	1,323,973	(3,777,404)	714,689	(1,530,441)	53,078,457	3,120,427	—
AZL Mid Cap Index Fund, Class 2	33,670,676	—	(4,010,257)	746,477	1,574,409	31,981,305	1,270,107	—
AZL S&P 500 Index Fund, Class 2	116,180,562	389,666	(16,607,296)	5,148,850	5,939,790	111,051,572	6,249,385	—
AZL Small Cap Stock Index Fund, Class 2	18,001,081	—	(3,356,369)	935,490	1,421,624	17,001,826	1,000,696	—

	$448,576,177	$3,928,207	$(37,915,119)	$7,248,314	$3,578,697	$425,416,276	31,500,588	$—

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$63,140,016	$230,766	$(5,995,339)	$744,108	$(6,413,818)	$51,705,733	5,124,453	$—
AZL DFA Five-Year Global Fixed Income Fund	472,920,612	940,671	(26,983,177)	(178,742)	78,197	446,777,561	44,677,756	—
AZL DFA International Core Equity Fund	87,201,630	—	(7,495,908)	977,700	(3,247,599)	77,435,823	6,957,396	—
AZL DFA U.S. Core Equity Fund	459,210,202	608,127	(75,556,677)	19,155,110	20,964,446	424,381,208	30,399,800	—
AZL DFA U.S. Small Cap Fund	122,556,147	—	(19,172,615)	4,290,874	4,968,671	112,643,077	8,387,422	—

	$1,205,028,607	$1,779,564	$(135,203,716)	$24,989,050	$16,349,897	$1,112,943,402	95,546,827	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$153,072,168	$10,136,738	$(5,197,776)	$(239,765)	$(2,605,243)	$155,166,122	14,515,072	$—
AZL International Index Fund, Class 2	40,510,932	2,364,119	(1,720,518)	136,455	(778,640)	40,512,348	2,381,678	—
AZL Mid Cap Index Fund, Class 2	24,205,200	104,741	(1,485,286)	149,885	1,598,763	24,573,303	975,906	—
AZL S&P 500 Index Fund, Class 2	75,637,309	1,638,169	(8,072,902)	1,531,544	5,999,991	76,734,111	4,318,183	—
AZL Small Cap Stock Index Fund, Class 2	12,940,281	—	(1,623,871)	249,351	1,512,680	13,078,441	769,773	—

	$306,365,890	$14,243,767	$(18,100,353)	$1,827,470	$5,727,552	$310,064,325	22,960,612	$—

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$228,562,361	$2,991,712	$(7,894,798)	$(187,540)	$(4,017,629)	$219,454,106	20,528,915	$—
AZL MSCI Global Equity Index Fund	146,445,694	101,397	(13,563,033)	3,104,542	4,301,003	140,389,603	11,887,350	—

	$375,008,055	$3,093,109	$(21,457,831)	$2,917,002	$283,374	$359,843,709	32,416,265	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$3,914,946	$1,407,054	$(119,699)	$25,250	$(470,907)	$4,756,644	471,422	$—
AZL DFA Five-Year Global Fixed Income Fund	29,516,665	8,811,585	(2,175,565)	(41,574)	60,830	36,171,941	3,617,194	—
AZL DFA International Core Equity Fund	5,452,804	1,515,914	(162,115)	14,665	(180,685)	6,640,583	596,638	—
AZL DFA U.S. Core Equity Fund	27,079,624	5,980,152	(2,552,071)	361,644	2,436,199	33,305,548	2,385,784	—
AZL DFA U.S. Small Cap Fund	7,729,721	1,671,416	(567,227)	55,137	635,646	9,524,693	709,210	—

	$73,693,760	$19,386,121	$(5,576,677)	$415,122	$2,481,083	$90,399,409	7,780,248	$—

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$260,858,132	$1,175,288	$(19,890,014)	$(342,962)	$9,045,751	$250,846,195	18,150,955	$—

	$260,858,132	$1,175,288	$(19,890,014)	$(342,962)	$9,045,751	$250,846,195	18,150,955	$—

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$39,248,531	$—	$(2,722,019)	$366,446	$(1,396,373)	$35,496,585	3,189,271	$—
AZL DFA U.S. Core Equity Fund	33,559,467	—	(5,592,223)	1,396,012	1,494,020	30,857,276	2,210,407	—
AZL DFA U.S. Small Cap Fund	17,104,974	—	(2,810,692)	600,217	697,796	15,592,295	1,161,005	—
AZL Enhanced Bond Index Fund	27,573,381	—	(1,161,946)	(35,017)	(472,666)	25,903,752	2,423,176	—
AZL FIAM Total Bond Fund	110,713,901	—	(7,178,541)	(60,547)	(1,368,568)	102,106,245	10,109,529	—
AZL Gateway Fund	33,620,784	—	(13,603,370)	2,325,629	(1,545,302)	20,797,741	1,512,563	—
AZL International Index Fund, Class 2	124,645,530	—	(24,642,464)	3,404,787	(4,901,889)	98,505,964	5,791,062	—
AZL MetWest Total Return Bond Fund	110,373,633	—	(6,426,163)	(62,006)	(1,779,219)	102,106,245	10,180,084	—
AZL Mid Cap Index Fund, Class 2	33,557,418	26,026,201	(6,374,883)	1,209,218	1,650,311	56,068,265	2,226,698	—
AZL MSCI Emerging Markets Equity Fund, Class 2	53,193,311	461,867	(9,531,016)	1,868,602	(5,382,617)	40,610,147	5,057,303	—
AZL Russell 1000 Growth Index Fund	91,065,279	10,915,901	(50,866,950)	11,880,300	962,013	63,956,543	3,611,324	—
AZL Russell 1000 Value Index Fund	91,073,802	32,249,701	(32,964,307)	2,991,737	93,979	93,444,912	6,650,883	—
AZL Small Cap Stock Index Fund, Class 2	11,360,051	14,963,501	(2,406,488)	545,250	1,167,802	25,630,116	1,508,541	—
PIMCO VIT Income Portfolio	48,497,065	2,031,731	—	—	(1,059,654)	49,469,142	4,706,864	1,076,117
PIMCO VIT Low Duration Portfolio	109,839,812	1,329,995	(7,340,252)	(413,706)	(1,051,684)	102,364,165	10,135,066	1,329,995
PIMCO VIT Total Return Portfolio	110,066,916	1,899,293	(5,874,161)	535	(3,675,540)	102,417,043	9,689,408	1,899,295

	$1,045,493,855	$89,878,190	$(179,495,475)	$26,017,457	$(16,567,591)	$965,326,436	80,163,184	$4,305,407

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,998,217	$355,571	$(895,537)	$184,587	$(362,006)	$6,280,832	564,316	$—
AZL DFA U.S. Core Equity Fund	4,306,633	4,734	(883,978)	209,446	153,088	3,789,923	271,484	—
AZL DFA U.S. Small Cap Fund	2,803,677	—	(495,620)	113,986	97,997	2,520,040	187,643	—
AZL Enhanced Bond Index Fund	12,949,335	112,698	(755,406)	(21,256)	(215,939)	12,069,432	1,129,039	—
AZL FIAM Total Bond Fund	31,390,779	4,057,886	(2,080,137)	6,649	(407,472)	32,967,705	3,264,129	—
AZL Gateway Fund	6,907,550	31,642	(3,281,324)	581,710	(426,080)	3,813,498	277,345	—
AZL International Index Fund, Class 2	20,859,328	916,742	(6,524,173)	932,059	(1,124,582)	15,059,374	885,325	—
AZL MetWest Total Return Bond Fund	35,206,826	878,492	(2,531,137)	(66,062)	(520,193)	32,967,926	3,286,932	—
AZL Mid Cap Index Fund, Class 2	7,018,616	3,760,676	(1,345,200)	256,016	372,092	10,062,200	399,611	—
AZL MSCI Emerging Markets Equity Fund, Class 2	7,000,327	666,161	(815,108)	168,846	(684,306)	6,335,920	789,031	—
AZL Russell 1000 Growth Index Fund	17,333,662	1,708,008	(8,440,679)	1,971,600	486,252	13,058,843	737,371	—
AZL Russell 1000 Value Index Fund	17,379,950	5,914,693	(6,050,913)	420,074	169,789	17,833,593	1,269,295	—
AZL Small Cap Stock Index Fund, Class 2	2,783,265	2,522,422	(679,563)	153,379	243,713	5,023,216	295,657	—
PIMCO VIT Income Portfolio	17,152,980	465,005	(1,993,120)	97,914	(447,667)	15,275,112	1,453,388	347,068
PIMCO VIT Low Duration Portfolio	29,371,462	3,156,758	(1,621,914)	(94,299)	(329,549)	30,482,458	3,018,065	390,697
PIMCO VIT Total Return Portfolio	35,982,856	1,377,292	(3,100,087)	(98,079)	(1,094,669)	33,067,314	3,128,412	614,154

	$255,445,463	$25,928,780	$(41,493,896)	$4,816,570	$(4,089,532)	$240,607,386	20,957,043	$1,351,919

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$119,970,024	$—	$(7,882,506)	$1,086,045	$(4,222,634)	$108,950,929	9,788,942	$—
AZL DFA U.S. Core Equity Fund	60,247,547	—	(9,437,391)	2,363,013	2,864,459	56,037,628	4,014,157	—
AZL DFA U.S. Small Cap Fund	48,348,380	—	(7,146,324)	1,621,049	2,078,670	44,901,775	3,343,393	—
AZL Enhanced Bond Index Fund	59,336,541	—	(30,084,035)	(761,698)	(384,859)	28,105,949	2,629,181	—
AZL FIAM Total Bond Fund	195,092,711	—	(9,712,158)	(221,664)	(2,285,280)	182,873,609	18,106,298	—
AZL Gateway Fund	83,822,440	—	(29,576,293)	5,000,198	(2,966,938)	56,279,407	4,093,048	—
AZL International Index Fund, Class 2	310,202,260	—	(65,560,766)	9,544,618	(13,220,561)	240,965,551	14,166,111	—
AZL MetWest Total Return Bond Fund	194,346,284	—	(8,602,306)	(215,793)	(3,016,296)	182,511,889	18,196,599	—
AZL Mid Cap Index Fund, Class 2	95,682,061	66,947,801	(17,081,494)	3,340,370	5,341,029	154,229,767	6,125,090	—
AZL MSCI Emerging Markets Equity Fund, Class 2	143,689,713	—	(20,493,136)	4,128,521	(14,055,485)	113,269,613	14,105,805	—
AZL Russell 1000 Growth Index Fund, Class 2	231,038,729	23,007,200	(120,154,020)	28,111,908	4,501,974	166,505,791	9,401,795	—
AZL Russell 1000 Value Index Fund, Class 2	231,617,334	77,013,599	(75,501,280)	6,807,767	982,122	240,919,542	17,147,298	—
AZL Small Cap Stock Index Fund, Class 2	36,551,620	32,851,600	(8,143,294)	1,803,422	3,403,280	66,466,628	3,912,103	—
PIMCO VIT Income Portfolio	95,562,194	2,010,066	(5,991,755)	277,392	(2,282,671)	89,575,226	8,522,857	2,010,066
PIMCO VIT Low Duration Portfolio	155,302,712	29,292,313	(4,394,758)	(232,352)	(1,968,504)	177,999,411	17,623,704	2,027,714
PIMCO VIT Total Return Portfolio	194,296,831	3,385,134	(8,054,132)	(216,001)	(6,302,131)	183,109,701	17,323,529	3,385,134

	$2,255,107,381	$234,507,713	$(427,815,648)	$62,436,795	$(31,533,825)	$2,092,702,416	168,499,910	$7,422,914

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$620,115,513	$37,531,524	$(10,274,932)	$(530,316)	$(10,896,440)	$635,945,349	59,489,743	$—
AZL International Index Fund, Class 2	500,304,956	13,319,035	(4,171,473)	178,247	(8,419,648)	501,211,117	29,465,674	—
AZL Mid Cap Index Fund, Class 2	293,043,151	—	(6,751,950)	(41)	21,097,196	307,388,356	12,207,639	—
AZL S&P 500 Index Fund, Class 2	943,860,209	6,550,509	(41,271,862)	6,154,744	88,466,975	1,003,760,575	56,486,245	—
AZL Small Cap Stock Index Fund, Class 2	145,968,711	—	(9,077,969)	209,986	19,759,961	156,860,689	9,232,530	—

	$2,503,292,540	$57,401,068	$(71,548,186)	$6,012,620	$110,008,044	$2,605,166,086	166,881,831	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2018	Shares as of 9/30/2018	Dividend Income
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$205,949,814	$4,638,622	$(2,316,106)	$(46,881)	$(3,726,255)	$204,499,194	19,129,953	$—
AZL International Index Fund, Class 2	84,102,886	798,798	(3,740,730)	756,926	(2,037,918)	79,879,962	4,696,059	—
AZL Mid Cap Index Fund, Class 2	50,599,678	—	(4,525,151)	856,322	2,637,106	49,567,955	1,968,545	—
AZL S&P 500 Index Fund, Class 2	157,945,419	413,119	(18,754,848)	4,058,198	11,271,422	154,933,310	8,718,813	—
AZL Small Cap Stock Index Fund, Class 2	25,801,367	—	(4,191,841)	937,158	2,385,401	24,932,085	1,467,456	—

	$524,399,164	$5,850,539	$(33,528,676)	$6,561,723	$10,529,756	$513,812,506	35,980,826	$—

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$196,788,055	$24,910,941	$(7,171,738)	$(158,196)	$(3,488,803)	$210,880,259	19,726,872	$—
AZL S&P 500 Index Fund, Class 2	297,886,624	8,545,073	(19,687,264)	3,232,200	26,557,703	316,534,336	17,812,850	—
AZL T. Rowe Price Capital Appreciation Fund	546,357,130	10,896,281	(11,388,966)	487,336	38,246,594	584,598,375	30,258,715	—

	$1,041,031,809	$44,352,295	$(38,247,968)	$3,561,340	$61,315,494	$1,112,012,970	67,798,437	$—

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. Index options are generally valued at the average of the closing bid and ask quotations on the principal exchange on the which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures, as described below, may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2018 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$425,416,276	$—	$—	$425,416,276

Total Investments	$425,416,276	$—	$—	$425,416,276

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,112,943,402	$—	$—	$1,112,943,402

Total Investments	$1,112,943,402	$—	$—	$1,112,943,402

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$310,064,325	$—	$—	$310,064,325

Total Investment Securities	310,064,325	—	—	310,064,325

Other Financial Instruments:*
Futures Contracts	(9,811)	—	—	(9,811)

Total Investments	$310,054,514	$—	$—	$310,054,514

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MVP BlackRock Global Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total
Common Stocks+
Aerospace & Defense	$1,197,098	$2,832,650	$—	$—	$4,029,748
Airlines	2,991,140	1,920,111	—	—	4,911,251
Auto Components	21,653	5,044,248	—	—	5,065,901
Automobiles	23,805	5,201,281	—	—	5,225,086
Banks	11,437,885	3,747,828	—	—	15,185,713
Beverages	200,698	1,385,045	—	—	1,585,743
Building Products	398,680	819,370	—	—	1,218,050
Capital Markets	5,079,994	571,651	—	—	5,651,645
Chemicals	5,754,686	6,852,404	—	—	12,607,090
Commercial Services & Supplies	29,277	10,593	—	—	39,870
Communications Equipment	128,144	51,897	—	—	180,041
Construction & Engineering	—	1,189,489	—	—	1,189,489
Construction Materials	10,260	187,494	—	—	197,754
Distributors	348,392	67,919	—	—	416,311
Diversified Financial Services	200,193	211,482	—	—	411,675
Diversified Telecommunication Services	839,105	3,705,214	—	—	4,544,319
Electric Utilities	2,710,860	1,438,398	—	—	4,149,258
Electrical Equipment	123,859	2,346,984	—	—	2,470,843
Electronic Equipment, Instruments & Components	10,484	2,191,748	—	—	2,202,232
Entertainment	947,372	186,705	—	—	1,134,077
Equity Real Estate Investment Trusts	394,581	1,356,149	—	—	1,750,730
Food & Staples Retailing	391,760	185,280	—	—	577,040
Food Products	195,048	7,291,285	—	—	7,486,333
Gas Utilities	—	1,265,412	—	—	1,265,412
Health Care Equipment & Supplies	821,621	4,996,965	—	—	5,818,586
Health Care Providers & Services	13,490,827	5,384,318	—	—	18,875,145
Health Care Technology	—	643,875	—	—	643,875
Hotels, Restaurants & Leisure	3,682,543	1,790,465	—	—	5,473,008
Household Durables	—	309,298	—	—	309,298
Household Products	2,863,780	22,598	—	—	2,886,378
Industrial Conglomerates	57,818	269,842	—	—	327,660
Insurance	2,827,888	1,082,795	—	—	3,910,683
Interactive Media & Services	11,504,212	2,723,290	—	—	14,227,502
Internet Software & Services	—	—	888	—	888
IT Services	3,775,895	50,892	—	—	3,826,787
Machinery	93,086	826,830	—	—	919,916
Media	11,921,068	816,052	—	—	12,737,120
Metals & Mining	238,408	486,995	—	—	725,403
Multi-Utilities	815,246	127,027	—	—	942,273
Oil, Gas & Consumable Fuels	16,258,805	7,353,589	225,726	—	23,838,120
Personal Products	781,842	23,235	—	—	805,077
Pharmaceuticals	9,307,087	5,007,778	—	—	14,314,865
Professional Services	—	18,422	—	—	18,422
Real Estate Management & Development	401,171	4,181,905	—	—	4,583,076
Road & Rail	150,915	2,198,135	—	—	2,349,050
Semiconductors & Semiconductor Equipment	2,991,177	1,031,542	—	—	4,022,719
Software	11,003,978	24,190	3,243,613	—	14,271,781

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Specialty Retail	1,596,955	66,377	—		—	1,663,332
Technology Hardware, Storage & Peripherals	10,444,205	540,275	—		—	10,984,480
Textiles, Apparel & Luxury Goods	72,639	1,504,194	—		—	1,576,833
Thrifts & Mortgage Finance	—	1,029,022	—		—	1,029,022
Tobacco	2,371,613	900,652	—		—	3,272,265
Trading Companies & Distributors	44,663	3,555	—		—	48,218
Transportation Infrastructure	—	571,809	—		—	571,809
Wireless Telecommunication Services	414,341	4,421,163	—		—	4,835,504
Other Common Stocks*	13,596,787	—	—		—	13,596,787
Preferred Stocks
Banks	503,553	67,031	—		—	570,584
Consumer Finance	380,114	—	—		—	380,114
Health Care Providers & Services	—	—	401,551		—	401,551
Internet Software & Services	—	—	523,546		—	523,546
Software	—	—	673,710		—	673,710
Technology Hardware, Storage & Peripherals	—	29,811	—		—	29,811
Convertible Preferred Stocks	—	1,511,729	—		—	1,511,729
Private Placements
Household Durables	—	—	—	#	—	—
Convertible Bonds
Food Products	—	—	—	#	—	—
Pharmaceuticals	—	641,298	—		—	641,298
Real Estate Management & Development	—	183,380	—		—	183,380
Bank Loans	—	714,514	—		—	714,514
Corporate Bonds+	—	12,540,119	—		—	12,540,119
Foreign Bonds+	—	16,227,964	—		—	16,227,964
Yankee Dollars+	—	6,364,948	15,107		—	6,380,055
U.S. Treasury Obligations	—	93,800,373	—		—	93,800,373
Interest Rate Cap	—	— #	—		—	—
Affiliated Investment Company	359,843,709	—	—		—	359,843,709
Purchased Options	—	1,515,688	—		—	1,515,688
Purchased Swaptions	—	124,681	—		—	124,681
Exchange Traded Fund	4,440,994	—	—		—	4,440,994
Interest Rate Cap	—	— #	—		—	—
Securities Held as Collateral for Securities on Loan	—	—	—		19,229,603	19,229,603
Unaffiliated Investment Company	2,944,882	—	—		—	2,944,882

Total Investment Securities	523,231,882	232,235,650	5,084,141		19,229,603	779,781,276

Securities Sold Short	(941,093)	(525,179)	—		—	(1,466,272)
Other Financial Instruments:*
Written Options	(25,855)	(2,359,294)	—		—	(2,385,149)
Written Swaptions	—	(54,602)	—		—	(54,602)
Futures Contracts	(247,539)	—	—		—	(247,539)
Contracts for Differences	(11,775)	—	—		—	(11,775)
Forward Currency Contracts	—	14,953	—		—	14,953
Centrally Cleared Credit Default Swaps	—	1,491	—		—	1,491
Over-the-Counter Currency Swaps	—	234,554	—		—	234,554
Centrally Cleared Interest Rate Swaps	—	(467,113)	—		—	(467,113)
Over-the-Counter Total Return Swaps	—	236,105	—		—	236,105

Total Investments	$522,005,620	$229,316,565	$5,084,141		$19,229,603	$775,635,929

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$90,399,409	$—	$—	$90,399,409
Unaffiliated Investment Company	1,485,782	—	—	1,485,782

Total Investment Securities	91,885,191	—	—	91,885,191

Other Financial Instruments:*
Futures Contracts	6,299	—	—	6,299

Total Investments	$91,891,490	$—	$—	$91,891,490

AZL MVP FIAM Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$250,846,195	$—	$—	$250,846,195

Total Investment Securities	250,846,195	—	—	250,846,195

Other Financial Instruments:*
Futures Contracts	(34,797)	—	—	(34,797)

Total Investments	$250,811,398	$—	$—	$250,811,398

AZL MVP Fusion Dynamic Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$965,326,436	$—	$—	$965,326,436

Total Investment Securities	965,326,436	—	—	965,326,436

Other Financial Instruments:*
Futures Contracts	(30,435)	—	—	(30,435)

Total Investments	$965,296,001	$—	$—	$965,296,001

AZL MVP Fusion Dynamic Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$240,607,386	$—	$—	$240,607,386
Unaffiliated Investment Company	29,980	—	—	29,980

Total Investment Securities	240,637,366	—	—	240,637,366

Other Financial Instruments:*
Futures Contracts	(44,278)	—	—	(44,278)

Total Investments	$240,593,088	$—	$—	$240,593,088

AZL MVP Fusion Dynamic Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,092,702,416	$—	$—	$2,092,702,416

Total Investment Securities	2,092,702,416	—	—	2,092,702,416

Other Financial Instruments:*
Futures Contracts	138,137	—	—	138,137

Total Investments	$2,092,840,553	$—	$—	$2,092,840,553

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,605,166,086	$—	$—	$2,605,166,086
Unaffiliated Investment Company	3,281,729	—	—	3,281,729

Total Investment Securities	2,608,447,815	—	—	2,608,447,815

Other Financial Instruments:*
Futures Contracts	556,578	—	—	556,578

Total Investments	$2,609,004,393	$—	$—	$2,609,004,393

AZL MVP Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$513,812,506	$—	$—	$513,812,506

Total Investment Securities	513,812,506	—	—	513,812,506

Other Financial Instruments:*
Futures Contracts	33,230	—	—	33,230

Total Investments	$513,845,736	$—	$—	$513,845,736

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,112,012,970	$—	$—	$1,112,012,970
Unaffiliated Investment Company	799,647	—	—	799,647

Total Investment Securities	1,112,812,617	—	—	1,112,812,617

Other Financial Instruments:*
Futures Contracts	73,785	—	—	73,785

Total Investments	$1,112,886,402	$—	$—	$1,112,886,402

*	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
+

Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, swaps and contracts for differences. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at September 30, 2018.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended September 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management does not believe that adoption of ASU 2018-13 will materially impact the Funds’ financial statements.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2018 are identified below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Domo, Inc., Class B	4/1/15	$1,218,214	$9,631	$201,478	0.03%
Fieldwood Energy LLC	4/25/18	247,017	941	47,991	0.01%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	401,551	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/18 @ 100	12/22/14	420,057	518,956	15,107	0.00%
Jawbone, 0.00%	1/24/17	—	23,389	—	—%
Lookout, Inc.	3/4/15	63,364	5,547	888	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	389,996	63,925	523,546	0.07%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	673,710	0.08%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	732,960	0.09%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,042,135	0.38%

(a)	Acquisition date represents the initial purchase date of the security.

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Fund of Funds Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)       /s/ Brian Muench

Brian Muench, Principal Executive Officer

Date    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Brian Muench

Brian Muench, Principal Executive Officer

Date    November 26, 2018

By (Signature and Title)       /s/ Bashir C. Asad

Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date    November 26, 2018